Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.7%
Security	Principal Amount (000's omitted)	Value
Aimco CLO 11 Ltd., Series 2020-11A, Class D1R2, 7.23%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	$3,000	$ 3,012,888
AMMC CLO 15 Ltd., Series 2014-15A, Class ERR, 11.428%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	500	501,775
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 11.391%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	2,000	2,005,114
Babson CLO Ltd., Series 2022-4A, Class D1R, 7.52%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	2,000	2,009,002
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 7.306%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	2,000	2,009,442
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 8.756%, (3 mo. SOFR + 4.50%), 7/15/37(1)(2)	1,000	1,003,606
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.268%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	4,500	4,481,725
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.20%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,013,060
Benefit Street Partners CLO XXXII Ltd.:
Series 2023-32A, Class D, 8.532%, (3 mo. SOFR + 4.25%), 10/25/36(1)(2)	3,000	3,019,569
Series 2023-32A, Class E, 11.632%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	2,000	2,030,012
BlueMountain CLO Ltd.:
Series 2016-3A, Class ER, 10.538%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	2,000	1,945,682
Series 2018-1A, Class E, 10.491%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	1,000	909,317
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.371%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	985,202
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.661%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	2,500	2,501,585
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.956%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,970,668
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.82%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	1,002,897
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.87%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,026,334
Bryant Park Funding Ltd., Series 2023-21A, Class D, 9.72%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,000	3,016,467
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd., Series 2016-2A, Class ER, 10.518%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	$3,350	$ 3,314,319
Carlyle C17 CLO Ltd., Series C17A, Class DR, 10.541%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	1,750	1,740,062
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.003%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	2,000	2,002,524
Series 2014-4RA, Class D, 10.168%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,250	1,242,375
Series 2015-5A, Class DR, 11.231%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	988,277
Carlyle U.S. CLO Ltd.:
Series 2022-6A, Class DR, 9.032%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	5,400	5,414,904
Series 2022-6A, Class ER, 12.182%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	2,000	2,033,168
Dryden 41 Senior Loan Fund, Series 2015-41A, Class ER, 9.818%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	2,000	1,901,932
Dryden 42 Senior Loan Fund, Series 2016-42A, Class ERR, 10.756%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	1,000	1,013,575
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, 10.622%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,000	998,845
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.122%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,009,537
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.62%, (3 mo. SOFR + 4.35%), 7/18/37(1)(2)	1,000	1,005,739
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 8.07%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	4,000	4,031,692
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.82%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,010,224
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 9.781%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,100	1,103,828
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.372%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,010,486
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.282%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	2,000	2,016,390
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 7.506%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,000	3,006,198
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.42%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	3,000	3,012,249
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.856%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	3,000	2,917,530

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.856%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	$3,500	$ 3,510,118
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.406%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	1,000	1,002,044
Series 2019-22A, Class DRR, 7.156%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,000	3,005,184
Marble Point CLO XIX Ltd., Series 2020-3A, Class DR, 8.27%, (3 mo. SOFR + 4.00%), 1/19/34(1)(2)	3,000	3,005,130
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class E, 10.782%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,000	2,012,792
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,159	1,123,617
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 8.97%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	2,000	2,009,028
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 8.67%, (3 mo. SOFR + 4.40%), 10/20/37(1)(2)	1,500	1,463,603
Series 2023-27A, Class DR, 7.611%, (3 mo. SOFR + 3.35%), 7/16/35(1)(2)	2,000	2,007,686
Series 2024-32A, Class D1, 8.029%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	4,000	4,045,828
Octagon 68 Ltd.:
Series 2023-1A, Class D, 8.47%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	5,000	5,029,280
Series 2023-1A, Class E, 11.51%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	2,000	2,026,996
Palmer Square CLO Ltd.:
Series 2018-1A, Class CR, 8.17%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	3,028,878
Series 2019-1A, Class DR, 11.069%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	2,000	1,995,302
Series 2021-3A, Class E, 10.668%, (3 mo. SOFR + 6.412%), 1/15/35(1)(2)	2,500	2,496,563
Series 2023-3A, Class D, 8.97%, (3 mo. SOFR + 4.70%), 1/20/37(1)(2)	3,500	3,550,480
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.237%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	4,550	4,562,262
RAD CLO 22 Ltd., Series 2023-22A, Class D, 9.27%, (3 mo. SOFR + 5.00%), 1/20/37(1)(2)	3,000	3,032,385
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.468%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	2,000	1,946,720
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 7.27%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	2,000	2,006,656
Security	Principal Amount (000's omitted)	Value
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.301%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	$575	$ 575,294
Voya CLO Ltd.:
Series 2015-3A, Class DR, 10.731%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	3,000	2,838,717
Series 2016-3A, Class DR, 10.611%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	1,400	1,342,614
Series 2024-2A, Class D, 7.47%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	2,000	2,002,114
Wellfleet CLO Ltd., Series 2020-1A, Class D, 11.758%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	2,000	1,974,072
Total Asset-Backed Securities (identified cost $143,457,034)		$ 143,811,562

Closed-End Funds — 1.7%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 21,338,645
Total Closed-End Funds (identified cost $26,062,179)		$ 21,338,645

Collateralized Mortgage Obligations — 34.1%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$2,505	$ 2,431,841
Champs Trust:
Series 2024-1, Class A, 9.101%, 7/25/59(1)(4)	8,220	8,524,088
Series 2024-2, Class A, 9.259%, 11/25/59(1)(4)	9,079	9,478,512
Series 2025-1, Class A, 8.028%, 4/25/60(1)(4)	11,282	11,807,574
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	71	71,568
Series 2122, Class K, 6.00%, 2/15/29	12	11,944
Series 2130, Class K, 6.00%, 3/15/29	8	8,178
Series 2167, Class BZ, 7.00%, 6/15/29	7	7,135
Series 2182, Class ZB, 8.00%, 9/15/29	84	86,211
Series 2198, Class ZA, 8.50%, 11/15/29	50	51,249
Series 2458, Class ZB, 7.00%, 6/15/32	224	233,612
Series 3762, Class SH, 1.146%, (9.771% - 30-day SOFR Average x 2.00), 11/15/40(5)	328	281,503
Series 4273, Class PU, 4.00%, 11/15/43	2,263	1,962,672
Series 4273, Class SP, 0.195%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(5)	503	428,464
Series 4678, Class PC, 3.00%, 1/15/46	1,875	1,772,287

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	$2,047	$ 1,156,767
Series 5327, Class B, 6.00%, 8/25/53	5,000	5,151,479
Series 5353, Class AZ, 6.50%, 11/25/53	2,228	2,349,961
Series 5410, Class KY, 6.00%, 5/25/54	36,000	36,586,786
Series 5414, Class CZ, 5.50%, 5/25/54	10,661	10,495,801
Series 5424, Class CZ, 6.00%, 6/25/54	16,290	16,557,659
Series 5428, Class Z, 6.00%, 7/25/54	4,247	4,300,980
Series 5429, Class DZ, 6.00%, 7/25/54	3,185	3,243,689
Series 5453, Class DZ, 5.50%, 9/25/54	5,234	4,901,774
Series 5478, Class SG, 6.039%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(5)	7,818	8,110,571
Series 5500, Class SC, 8.085%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(5)	7,479	8,220,820
Series 5508, Class AS, 8.085%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	7,504	8,309,464
Series 5508, Class DS, 8.085%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	4,208	4,761,152
Series 5508, Class SC, 8.085%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	9,346	10,514,833
Series 5513, Class MQ, 8.235%, (30-day SOFR Average + 3.95%), 6/25/54(2)	9,450	9,771,200
Series 5516, Class HZ, 6.00%, 3/25/55	10,202	10,567,723
Series 5535, Class MB, 8.355%, (30-day SOFR Average + 4.05%), 5/25/55(2)	3,899	3,986,091
Interest Only:(6)
Series 284, Class S6, 1.682%, (5.986% - 30-day SOFR Average), 10/15/42(5)	911	100,685
Series 362, Class C7, 3.50%, 9/15/47	3,722	729,497
Series 362, Class C11, 4.00%, 12/15/47	3,431	750,699
Series 4067, Class JI, 3.50%, 6/15/27	177	4,055
Series 4070, Class S, 1.682%, (5.986% - 30-day SOFR Average), 6/15/32(5)	1,626	96,258
Series 4094, Class CS, 1.582%, (5.886% - 30-day SOFR Average), 8/15/42(5)	445	49,138
Series 4095, Class HS, 1.682%, (5.986% - 30-day SOFR Average), 7/15/32(5)	268	10,088
Series 4109, Class ES, 1.732%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	9,257
Series 4110, Class SA, 1.232%, (5.536% - 30-day SOFR Average), 9/15/42(5)	1,453	104,009
Series 4149, Class S, 1.832%, (6.136% - 30-day SOFR Average), 1/15/33(5)	879	55,483
Series 4188, Class AI, 3.50%, 4/15/28	109	1,892
Series 4203, Class QS, 1.832%, (6.136% - 30-day SOFR Average), 5/15/43(5)	1,747	135,511
Series 4408, Class IP, 3.50%, 4/15/44	1,207	147,141
Series 4435, Class BI, 3.50%, 7/15/44	2,286	321,009
Series 4629, Class QI, 3.50%, 11/15/46	1,015	185,514
Series 4644, Class TI, 3.50%, 1/15/45	1,066	135,458
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4744, Class IO, 4.00%, 11/15/47	$1,754	$ 364,486
Series 4749, Class IL, 4.00%, 12/15/47	779	162,156
Series 4793, Class SD, 1.782%, (6.086% - 30-day SOFR Average), 6/15/48(5)	3,637	466,975
Series 4966, Class SY, 1.63%, (5.936% - 30-day SOFR Average), 4/25/50(5)	9,906	1,399,696
Principal Only:(7)
Series 242, Class PO, 0.00%, 11/15/36	1,430	1,179,381
Series 259, Class PO, 0.00%, 4/15/39	935	754,005
Series 3606, Class PO, 0.00%, 12/15/39	897	706,944
Series 4417, Class KO, 0.00%, 12/15/43	181	128,200
Series 4478, Class PO, 0.00%, 5/15/45	529	392,104
Federal National Mortgage Association:
Series 1996-57, Class Z, 7.00%, 12/25/26	13	12,956
Series 1997-77, Class Z, 7.00%, 11/18/27	22	22,822
Series 1998-44, Class ZA, 6.50%, 7/20/28	32	33,202
Series 1999-45, Class ZG, 6.50%, 9/25/29	9	9,534
Series 2000-22, Class PN, 6.00%, 7/25/30	154	156,803
Series 2002-21, Class PE, 6.50%, 4/25/32	124	127,733
Series 2005-75, Class CS, 6.521%, (23.742% - 30-day SOFR Average x 4.00), 9/25/35(5)	416	479,264
Series 2007-74, Class AC, 5.00%, 8/25/37	1,508	1,516,864
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	172	167,910
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,272	924,878
Series 2013-6, Class TA, 1.50%, 1/25/43	766	690,058
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(2)	947	897,910
Series 2017-15, Class LE, 3.00%, 6/25/46	344	337,371
Series 2017-48, Class LG, 2.75%, 5/25/47	1,217	1,081,029
Series 2019-29, Class WC, 1.764%, 6/25/48(4)	802	0
Series 2024-90, Class ES, 6.149%, (15.620% - 30-day SOFR Average x 2.20), 10/25/54(5)	9,911	10,665,622
Series 2024-98, Class J, 0.125%, 12/25/53	18,574	15,078,854
Interest Only:(6)
Series 2011-101, Class IC, 3.50%, 10/25/26	189	1,534
Series 2011-101, Class IE, 3.50%, 10/25/26	60	485
Series 2012-33, Class CI, 3.50%, 3/25/27	10	0
Series 2012-118, Class IN, 3.50%, 11/25/42	2,431	467,933
Series 2012-124, Class IO, 1.52%, 11/25/42(4)	833	37,751
Series 2012-125, Class IG, 3.50%, 11/25/42	7,693	1,569,582
Series 2012-150, Class SK, 1.73%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,396	164,649
Series 2013-12, Class SP, 1.23%, (5.536% - 30-day SOFR Average), 11/25/41(5)	173	3,004
Series 2013-15, Class DS, 1.78%, (6.086% - 30-day SOFR Average), 3/25/33(5)	2,339	148,138

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-16, Class SY, 1.73%, (6.036% - 30-day SOFR Average), 3/25/43(5)	$777	$ 92,733
Series 2013-64, Class PS, 1.83%, (6.136% - 30-day SOFR Average), 4/25/43(5)	967	82,984
Series 2013-75, Class SC, 1.83%, (6.136% - 30-day SOFR Average), 7/25/42(5)	902	22,259
Series 2014-32, Class EI, 4.00%, 6/25/44	296	55,515
Series 2014-55, Class IN, 3.50%, 7/25/44	591	111,863
Series 2014-89, Class IO, 3.50%, 1/25/45	783	150,068
Series 2015-52, Class MI, 3.50%, 7/25/45	678	130,967
Series 2018-21, Class IO, 3.00%, 4/25/48	3,208	540,876
Series 2019-1, Class AS, 1.58%, (5.886% - 30-day SOFR Average), 2/25/49(5)	5,226	437,989
Series 2019-33, Class SK, 1.63%, (5.936% - 30-day SOFR Average), 7/25/49(5)	3,431	387,190
Series 2020-23, Class SP, 1.63%, (5.936% - 30-day SOFR Average), 2/25/50(5)	3,051	434,814
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	880	718,335
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,388	1,151,789
Government National Mortgage Association:
Series 2017-121, Class DF, 4.932%, (1 mo. SOFR + 0.614%, Cap 5.00%), 8/20/47(2)	2,576	2,509,598
Series 2017-137, Class AF, 4.932%, (1 mo. SOFR + 0.614%, Cap 5.00%), 9/20/47(2)	1,344	1,308,658
Series 2018-6, Class JZ, 4.00%, 1/20/48	5,581	4,363,010
Series 2021-165, Class MZ, 2.50%, 9/20/51	9,621	5,693,297
Series 2022-189, Class US, 6.96%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	3,511	3,870,259
Series 2023-56, Class ZE, 6.00%, 4/20/53	11,385	11,785,662
Series 2023-63, Class S, 6.777%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	3,252	3,515,406
Series 2023-65, Class SD, 6.777%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,700	5,149,449
Series 2023-96, Class BL, 6.00%, 7/20/53	4,326	4,478,062
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,587,650
Series 2023-97, Class CB, 6.00%, 7/20/53	10,000	10,351,760
Series 2023-99, Class AL, 6.00%, 7/20/53	2,500	2,587,580
Series 2023-102, Class SG, 6.515%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	5,716	6,123,779
Series 2023-115, Class AL, 6.00%, 8/20/53	8,500	8,800,279
Series 2023-116, Class CY, 6.00%, 8/20/53	5,000	5,175,716
Series 2023-133, Class S, 8.695%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	2,769	3,109,499
Series 2023-149, Class S, 8.545%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	3,160	3,529,997
Series 2023-150, Class AS, 10.965%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	1,642	1,917,881
Series 2023-153, Class SM, 10.793%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	2,063	2,397,636
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-164, Class EL, 6.00%, 11/20/53	$6,000	$ 6,197,032
Series 2023-165, Class DY, 6.00%, 11/20/53	12,000	12,379,003
Series 2023-165, Class EY, 6.50%, 11/20/53	30,000	31,567,014
Series 2023-173, Class AX, 6.00%, 11/20/53	6,000	6,190,966
Series 2023-181, Class CL, 6.50%, 11/20/53	2,000	2,109,873
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,098,412
Series 2025-90, Class MB, 8.397%, (30-day SOFR Average + 4.30%), 5/20/55(2)	4,984	5,058,356
Series 2025-114, Class GT, 8.397%, (21.30% - 30-day SOFR Average), 7/20/55(5)	5,000	5,189,473
Series 2025-115, Class F, 8.394%, (21.30% - 30-day SOFR Average), 7/20/55(5)	5,000	5,165,060
Interest Only:(6)
Series 2017-104, Class SD, 1.768%, (6.086% - 1 mo. SOFR), 7/20/47(5)	2,028	266,428
Series 2020-151, Class AI, 2.00%, 10/20/50	10,307	1,326,417
Series 2020-154, Class PI, 2.50%, 10/20/50	9,279	1,428,173
Series 2020-176, Class HI, 2.50%, 11/20/50	10,856	1,698,470
Series 2021-131, Class QI, 3.00%, 7/20/51	8,046	1,065,893
Series 2021-193, Class IU, 3.00%, 11/20/49	17,519	2,536,111
Series 2021-209, Class IW, 3.00%, 11/20/51	11,415	1,569,399
JPM Lending Facility, 11.338%, (SOFR + 7.00%), 7/15/29(2)	8,250	8,310,274
Total Collateralized Mortgage Obligations (identified cost $440,834,867)		$ 417,858,029

Commercial Mortgage-Backed Securities — 6.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$910	$ 721,369
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	3,505	2,459,822
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.71%,2/15/50(1)(4)	2,200	1,512,027
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 5.526%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	1,938	1,929,476
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.918%, 1/10/48(4)	1,300	1,265,891
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(4)	3,500	3,275,453
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.613%, 8/10/50(1)(4)	5,836	5,601,758

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
COMM Mortgage Trust: (continued)
Series 2015-CR22, Class D, 3.975%, 3/10/48(1)(4)	$4,100	$ 3,165,784
CSMC Trust:
Series 2016-NXSR, Class C, 4.557%, 12/15/49(4)	2,770	2,499,842
Series 2016-NXSR, Class D, 4.557%, 12/15/49(1)(4)	3,000	2,398,666
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.67%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	1,356	1,378,702
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 9.962%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	5,000	5,019,205
GSAT Trust:
Series 2025-BMF, Class ELP, 0.00%, 7/15/30(1)(8)	330,000	0
Series 2025-BMF, Class G, 9.62%, (1 mo. SOFR + 5.30%), 7/15/30(1)(8)	8,900	8,900,000
Series 2025-BMF, Class HRR, 10.16%, (1 mo. SOFR + 5.84%), 7/15/30(1)(8)	16,500	16,500,000
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.658%, 9/15/47(1)(4)	1,376	939,148
Series 2014-C23, Class D, 4.20%, 9/15/47(1)(4)	3,488	3,001,751
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(4)	292	281,076
Series 2013-C16, Class D, 5.046%, 12/15/46(1)(4)	2,532	2,395,771
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	109,200
Series 2021-MHC, Class C, 5.977%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)	1,900	1,902,496
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.311%, 7/15/50(1)(4)(9)	2,670	2,539,978
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(9)	3,577	2,713,795
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(9)	1,600	1,273,036
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%,12/15/49(1)(9)	4,489	2,726,433
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.06%,4/10/46(1)(4)	3,764	3,260,413
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,148,295
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,710,227
Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust: (continued)
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	$1,500	$ 1,119,381
Total Commercial Mortgage-Backed Securities (identified cost $88,271,009)		$ 82,748,995

Common Stocks — 0.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(10)(11)(12)	31	$ 0
		$ 0
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(11)(12)	26,092	$ 378,334
Phoenix Services International LLC(11)(12)	17,026	68,104
Phoenix Services International LLC(11)(12)	1,554	6,216
		$ 452,654
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(11)(12)	166,175	$ 366,998
		$ 366,998
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(10)(11)(12)	6,079	$ 0
Sprint IntermediateCo BV(10)(11)(12)	16,949	0
		$ 0
Electronic Equipment, Instruments & Components — 0.1%
Range Red Acquisitions LLC, Class A1(10)(11)(12)	516	$ 1,152,759
		$ 1,152,759
Electronics/Electrical — 0.0%†
Skillsoft Corp.(11)(12)	7,153	$ 114,233
		$ 114,233
Energy — 0.1%
Enviva LLC(11)(12)(13)	44,272	$ 868,838
		$ 868,838
Entertainment — 0.0%†
New Cineworld Ltd.(11)(12)	12,854	$ 304,363
		$ 304,363

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care — 0.2%
Akorn Holding Co. LLC(10)(11)(12)	42,374	$ 0
Envision Parent, Inc.(11)(12)	146,518	2,403,848
		$ 2,403,848
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(11)(12)	246,099	$ 2,362,550
Serta SSB Equipment Co.(10)(11)(12)	246,099	0
		$ 2,362,550
Investment Companies — 0.0%
Aegletes BV(10)(11)(12)	11,215	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(10)(12)	7,669	$ 565,589
		$ 565,589
Oil and Gas — 0.0%
AFG Holdings, Inc.(10)(11)(12)	29,751	$ 0
		$ 0
Pharmaceuticals — 0.2%
Endo, Inc.(11)(12)	1,090	$ 22,876
Mallinckrodt International Finance SA(11)(12)	31,584	2,684,640
		$ 2,707,516
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(10)(11)(12)	807	$ 0
Jubilee Enterprise PCL, Class A2(10)(11)(12)	644,824	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(10)(11)(12)	582	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(10)(11)(12)	37,259	$ 0
		$ 0
Total Common Stocks (identified cost $13,224,821)		$ 11,299,348

Convertible Bonds — 0.1%
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services — 0.0%†
Delivery Hero SE:
2.125%, 3/10/29(14)	EUR	300	$ 311,137
3.25%, 2/21/30(14)	EUR	100	112,648
			$ 423,785
Real Estate Investment Trusts (REITs) — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		795	$ 753,328
			$ 753,328
Total Convertible Bonds (identified cost $1,140,438)			$ 1,177,113

Corporate Bonds — 50.4%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.8%
Bombardier, Inc.:
7.00%, 6/1/32(1)		710	$ 740,271
7.25%, 7/1/31(1)		1,000	1,050,950
7.875%, 4/15/27(1)		190	191,216
8.75%, 11/15/30(1)		1,125	1,219,308
Czechoslovak Group AS, 5.25%, 1/10/31(1)(8)	EUR	150	179,873
Moog, Inc., 4.25%, 12/15/27(1)		955	934,690
TransDigm, Inc.:
4.875%, 5/1/29		1,764	1,734,472
6.375%, 3/1/29(1)		650	667,674
6.625%, 3/1/32(1)		1,045	1,083,292
6.75%, 8/15/28(1)		1,812	1,852,571
			$ 9,654,317
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		814	$ 825,452
			$ 825,452
Air Transport — 0.1%
Deutsche Lufthansa AG, 4.382% to 2/12/26, 8/12/75(14)(15)	EUR	200	$ 236,655
Gatwick Airport Finance PLC, 4.375%, 4/7/26(14)	GBP	400	546,082
Heathrow Finance PLC:
4.125%, 9/1/29(14)	GBP	100	126,558

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Air Transport (continued)
Heathrow Finance PLC: (continued)
6.625%, 3/1/31(14)	GBP	220	$ 300,893
			$ 1,210,188
Airlines — 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		2,806	$ 2,633,445
9.50%, 6/1/28(1)		994	1,022,401
			$ 3,655,846
Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)(8)	EUR	330	$ 391,935
5.25%, 7/15/32(8)(14)	EUR	200	237,569
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(8)(16)		6,300	6,545,795
Champ Acquisition Corp., 8.375%, 12/1/31(1)		1,366	1,454,963
VF Corp., 0.25%, 2/25/28	EUR	310	319,925
			$ 8,950,187
Automotive — 1.6%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	$ 494,721
4.75%, 3/1/30		1,134	1,098,788
5.00%, 2/15/32(1)		217	206,604
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(14)	EUR	130	154,002
6.75%, 2/15/30(1)		1,840	1,914,680
8.50%, 5/15/27(1)		3,484	3,505,792
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(14)	EUR	100	128,321
Forvia SE:
5.50%, 6/15/31(14)	EUR	223	259,594
8.00%, 6/15/30(1)		300	307,751
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		1,433	1,401,953
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(16)		200	200,301
7.00%, (7.00% cash or 7.75% PIK), 11/15/31(14)(16)	EUR	100	124,750
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(14)(16)	EUR	200	246,851
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	621,370
4.375%, 1/15/31(1)		1,171	1,114,270
Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Lithia Motors, Inc.: (continued)
4.625%, 12/15/27(1)		514	$ 510,382
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		1,248	1,317,678
RCI Banque SA:
4.75% to 12/24/31, 3/24/37(14)(15)	EUR	100	118,900
5.50% to 7/9/29, 10/9/34(14)(15)	EUR	100	123,992
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		2,173	1,574,106
Renault SA, 2.375%, 5/25/26(14)	EUR	100	117,280
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		2,297	2,230,356
4.875%, 11/15/31(1)		1,081	1,028,140
Volkswagen International Finance NV, 7.875% to 9/6/32(14)(15)(17)	EUR	200	266,917
			$ 19,067,499
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		1,712	$ 1,725,355
			$ 1,725,355
Building and Development — 2.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		392	$ 374,646
4.625%, 4/1/30(1)		1,097	1,047,400
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,498	2,316,058
5.00%, 3/1/30(1)		1,085	1,065,945
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		2,055	1,903,746
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.375%, 12/15/30(14)	EUR	700	868,339
6.625%, 12/15/30(1)		1,782	1,823,738
HT Troplast GmbH, 9.375%, 7/15/28(14)	EUR	125	155,702
James Hardie International Finance DAC, 3.625%, 10/1/26(14)	EUR	400	471,710
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)		704	710,587
6.125%, 7/31/32(1)		905	920,592
KB Home:
4.00%, 6/15/31		86	79,892
4.80%, 11/15/29		556	541,912
LBM Acquisition LLC, 6.25%, 1/15/29(1)		49	42,549
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,620	1,656,567
Miller Homes Group Finco PLC:
6.529%, (3 mo. EURIBOR + 4.25%), 10/15/30(2)(14)	EUR	200	239,772

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Miller Homes Group Finco PLC: (continued)
7.00%, 5/15/29(14)	GBP	100	$ 138,473
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		559	532,792
New Home Co., Inc., 8.50%, 11/1/30(1)		775	790,279
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	1,153,695
6.375%, 11/1/32(1)		995	998,435
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		2,027	2,085,671
6.75%, 3/1/33(1)		2,221	2,293,074
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		3,078	3,072,416
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)		2,264	2,226,942
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		670	686,940
Standard Industries, Inc.:
2.25%, 11/21/26(14)	EUR	125	145,912
3.375%, 1/15/31(1)		2,339	2,099,278
4.375%, 7/15/30(1)		1,779	1,685,543
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		808	822,163
White Cap Buyer LLC, 6.875%, 10/15/28(1)		1,737	1,735,685
			$ 34,686,453
Business Equipment and Services — 0.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,900	$ 1,885,803
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		1,630	1,704,299
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		1,426	1,388,183
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
3.625%, 6/1/28(14)	EUR	468	539,722
4.625%, 6/1/28(1)		1,316	1,276,999
4.625%, 6/1/28(1)		549	533,242
			$ 7,328,248
Cable and Satellite Television — 1.7%
Altice Financing SA:
3.00%, 1/15/28(14)	EUR	100	$ 87,407
4.25%, 8/15/29(14)	EUR	200	173,995
5.00%, 1/15/28(1)		814	613,132
5.75%, 8/15/29(1)		611	446,761
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,589	2,420,206
Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.: (continued)
4.50%, 8/15/30(1)		1,814	$ 1,730,564
4.50%, 5/1/32		535	498,549
4.75%, 3/1/30(1)		1,789	1,734,520
5.00%, 2/1/28(1)		1,755	1,740,030
5.375%, 6/1/29(1)		595	593,238
6.375%, 9/1/29(1)		1,974	2,014,973
DISH Network Corp., 11.75%, 11/15/27(1)		2,075	2,140,562
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,576	1,441,552
Virgin Media O2 Vendor Financing Notes V DAC, 7.875%, 3/15/32(1)	GBP	120	168,799
Virgin Media Secured Finance PLC:
4.50%, 8/15/30(1)		1,342	1,248,080
5.25%, 5/15/29(14)	GBP	200	265,522
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(14)	GBP	725	950,388
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,413	1,384,246
Ziggo BV, 4.875%, 1/15/30(1)		628	587,261
			$ 20,239,785
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 925,532
4.125%, 4/15/29(1)		733	707,216
			$ 1,632,748
Chemicals — 0.3%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(16)		1,360	$ 1,413,418
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,315	2,457,107
CTEC II GmbH, 5.25%, 2/15/30(14)	EUR	250	251,992
			$ 4,122,517
Chemicals and Plastics — 1.3%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(14)	EUR	200	$ 235,523
Avient Corp.:
6.25%, 11/1/31(1)		893	901,906
7.125%, 8/1/30(1)		1,762	1,818,655
Celanese U.S. Holdings LLC:
5.00%, 4/15/31	EUR	230	270,421
6.75%, 4/15/33		524	529,867
7.20%, 11/15/33		2,126	2,258,205
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		2,419	2,513,268

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
Herens Holdco SARL, 4.75%, 5/15/28(1)		545	$ 489,563
Herens Midco SARL, 5.25%, 5/15/29(14)	EUR	280	243,101
INEOS Finance PLC, 6.375%, 4/15/29(14)	EUR	100	119,510
Italmatch Chemicals SpA, 10.00%, 2/6/28(14)	EUR	400	496,382
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		483	446,054
Olympus Water U.S. Holding Corp.:
3.875%, 10/1/28(14)	EUR	110	127,210
9.625%, 11/15/28(14)	EUR	525	650,988
9.75%, 11/15/28(1)		3,213	3,387,402
Valvoline, Inc., 3.625%, 6/15/31(1)		1,403	1,271,521
WR Grace Holdings LLC:
5.625%, 8/15/29(1)		385	348,858
7.375%, 3/1/31(1)		380	389,421
			$ 16,497,855
Clothing/Textiles — 0.1%
Hanesbrands, Inc., 9.00%, 2/15/31(1)		1,349	$ 1,429,569
PrestigeBidCo GmbH, 6.029%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(14)	EUR	100	118,637
			$ 1,548,206
Commercial Services — 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)		745	$ 755,806
Amber Finco PLC, 6.625%, 7/15/29(1)	EUR	165	203,720
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		1,696	1,573,334
4.625%, 10/1/27(1)		156	151,841
APi Group DE, Inc., 4.75%, 10/15/29(1)		2,510	2,473,526
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)		545	570,560
Belron U.K. Finance PLC:
4.625%, 10/15/29(1)	EUR	230	276,848
5.75%, 10/15/29(1)		2,115	2,134,179
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		1,328	1,410,635
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(14)	GBP	200	295,186
Cimpress PLC, 7.375%, 9/15/32(1)		885	845,841
Currenta Group Holdings SARL, 6.143%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(2)	EUR	200	237,164
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,674	1,629,694
Herc Holdings, Inc.:
7.00%, 6/15/30(1)		1,180	1,233,079
7.25%, 6/15/33(1)		1,010	1,058,936
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
IPD 3 BV, 5.50%, 6/15/31(1)	EUR	200	$ 239,216
Korn Ferry, 4.625%, 12/15/27(1)		1,912	1,904,542
Loxam SAS, 2.875%, 4/15/26(14)	EUR	100	117,800
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		2,923	2,873,513
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,647	1,605,693
OT Midco, Inc., 10.00%, 2/15/30(1)		1,000	774,251
Pachelbel Bidco SpA:
7.125%, 5/17/31(1)	EUR	120	152,702
7.125%, 5/17/31(14)	EUR	100	127,252
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.:
5.50%, 5/15/33(14)	EUR	205	250,404
6.75%, 8/15/32(1)		1,046	1,086,997
Verisure Holding AB:
3.25%, 2/15/27(14)	EUR	200	234,422
9.25%, 10/15/27(14)	EUR	180	221,370
VT Topco, Inc., 8.50%, 8/15/30(1)		2,193	2,313,847
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		2,214	2,328,749
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		2,060	2,054,050
			$ 31,135,157
Computers — 1.2%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(8)(14)	EUR	320	$ 378,026
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		1,042	1,073,112
Atos SE:
5.00% to 12/18/25, 12/18/30(3)(14)	EUR	252	253,673
9.00% to 12/18/25, 12/18/29(3)(14)	EUR	287	378,122
CACI International, Inc., 6.375%, 6/15/33(1)		1,110	1,146,850
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,892	2,011,943
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)		3,000	3,146,601
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		1,772	1,826,845
McAfee Corp., 7.375%, 2/15/30(1)		1,887	1,783,901
Seagate HDD Cayman:
4.091%, 6/1/29		418	400,783
9.625%, 12/1/32		2,300	2,594,587
			$ 14,994,443
Containers and Glass Products — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(14)	EUR	1,325	$ 1,403,268
4.00%, 9/1/29(1)		1,139	1,040,838

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Containers and Glass Products (continued)
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		2,027	$ 1,900,215
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	656,714
			$ 5,001,035
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 416,979
5.50%, 6/1/28(1)		1,067	1,062,497
Opal Bidco SAS, 5.50%, 3/31/32(1)	EUR	100	120,446
			$ 1,599,922
Distribution & Wholesale — 0.8%
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	$ 2,344,565
5.50%, 10/15/27(1)		935	933,831
6.125%, 9/15/32(1)		960	983,217
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)		1,132	1,162,587
7.75%, 3/15/31(1)		422	444,159
Rexel SA, 5.25%, 9/15/30(14)	EUR	150	185,239
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		2,847	3,054,482
Wolseley Group Finco PLC, 9.75%, 1/31/31(14)	GBP	180	250,582
			$ 9,358,662
Diversified Financial Services — 1.3%
Azorra Finance Ltd., 7.25%, 1/15/31(1)(8)		1,194	$ 1,221,966
CI Financial Corp., 4.10%, 6/15/51		1,365	971,375
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		1,600	1,634,302
Hightower Holding LLC, 9.125%, 1/31/30(1)		1,576	1,679,288
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/29(1)		1,101	1,068,947
6.125%, 11/1/32(1)		2,040	2,060,749
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		1,212	1,256,247
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		1,260	1,284,765
6.375%, 8/1/33(1)		1,890	1,936,212
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		2,648	2,518,274
4.00%, 10/15/33(1)		225	201,456
Sherwood Financing PLC, 7.625%, 12/15/29(14)	EUR	390	466,435
Unifin Financiera SAB de CV:
7.375%, 2/12/26(1)(10)(18)		620	0
Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Unifin Financiera SAB de CV: (continued)
7.375%, 2/12/26(1)(10)(18)		620	$ 0
			$ 16,300,016
Drugs — 0.2%
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		2,255	$ 2,218,748
4.90%, 12/15/44		588	460,278
5.375%, 9/30/32	EUR	250	302,589
			$ 2,981,615
Ecological Services and Equipment — 0.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$ 548,688
5.125%, 7/15/29(1)		332	328,830
6.375%, 2/1/31(1)		643	659,241
GFL Environmental, Inc.:
4.375%, 8/15/29(1)		2,000	1,943,705
4.75%, 6/15/29(1)		3,095	3,056,156
Luna 2 5SARL, 5.50%, 7/1/32(8)(14)	EUR	100	120,235
Paprec Holding SA, 7.25%, 11/17/29(14)	EUR	100	123,608
Reworld Holding Corp.:
4.875%, 12/1/29(1)		1,536	1,462,477
5.00%, 9/1/30		319	302,194
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		690	718,877
			$ 9,264,011
Electric Utilities — 1.4%
Alpha Generation LLC, 6.75%, 10/15/32(1)		2,791	$ 2,878,944
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)		660	631,444
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	385	467,073
5.625%, 2/15/32(14)	EUR	100	121,374
6.375%, 2/15/32(1)		1,115	1,117,810
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		694	637,729
Electricite de France SA, 7.50% to 9/6/28(14)(15)(17)	EUR	400	519,435
Enel SpA, 6.625% to 4/16/31(14)(15)(17)	EUR	300	394,777
Nexans SA, 4.125%, 5/29/29(14)	EUR	100	120,918
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	1,078,069
Public Power Corp. SA, 4.625%, 10/31/31(14)	EUR	300	362,201
TransAlta Corp., 7.75%, 11/15/29		1,045	1,098,615

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		1,848	$ 1,903,592
6.375%, 3/15/33(1)		995	1,029,120
6.625%, 3/15/32(1)		854	888,519
7.25%, 6/15/28(1)		915	926,987
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)		1,207	1,177,337
8.375%, 1/15/31(1)		760	812,352
8.625%, 3/15/33(1)		765	820,499
			$ 16,986,795
Electronics/Electrical — 1.0%
Castello BC Bidco SpA:
6.48%, (3 mo. EURIBOR + 4.50%), 11/14/31(2)(14)	EUR	220	$ 261,156
6.48%, (3 mo. EURIBOR + 4.50%), 11/14/31(1)(2)	EUR	125	148,384
Coherent Corp., 5.00%, 12/15/29(1)		1,219	1,198,487
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)		825	877,750
Imola Merger Corp., 4.75%, 5/15/29(1)		4,165	4,023,921
Open Text Corp., 3.875%, 2/15/28(1)		1,009	979,447
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	835,353
RWE AG, 6.625% to 3/30/26, 7/30/75(14)(15)		266	268,332
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	1,514,728
4.375%, 2/15/30(1)		627	599,180
6.625%, 7/15/32(1)		400	411,988
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	517,813
			$ 11,636,539
Energy — 0.3%
Sunoco LP, 7.25%, 5/1/32(1)		2,146	$ 2,254,752
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		1,692	1,628,222
			$ 3,882,974
Engineering & Construction — 0.7%
Arcosa, Inc., 6.875%, 8/15/32(1)		1,046	$ 1,086,214
Artera Services LLC, 8.50%, 2/15/31(1)		1,535	1,279,463
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)		817	810,379
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,352,987
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(14)	EUR	279	308,788
Security	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	$ 1,449,524
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,899	1,865,675
			$ 8,153,030
Entertainment — 1.8%
Allwyn Entertainment Financing U.K. PLC:
7.25%, 4/30/30(14)	EUR	525	$ 659,013
7.875%, 4/30/29(1)		1,985	2,072,516
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	505,290
6.00%, 10/15/32(1)		1,090	1,069,657
6.50%, 2/15/32(1)		1,068	1,096,559
7.00%, 2/15/30(1)		1,800	1,865,173
8.125%, 7/1/27(1)		538	538,498
Churchill Downs, Inc., 5.75%, 4/1/30(1)		1,751	1,757,844
Cirsa Finance International SARL:
4.50%, 3/15/27(14)	EUR	200	236,395
6.50%, 3/15/29(14)	EUR	200	247,097
7.875%, 7/31/28(14)	EUR	100	122,764
CPUK Finance Ltd.:
4.50%, 8/28/27(14)	GBP	200	268,705
6.50%, 8/28/26(14)	GBP	100	136,666
7.875%, 8/28/29(14)	GBP	130	186,146
Flutter Treasury DAC:
5.00%, 4/29/29(14)	EUR	135	165,203
5.875%, 6/4/31(1)		1,152	1,161,360
LHMC Finco 2 SARL:
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(16)	EUR	100	122,768
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(14)(16)	EUR	100	122,768
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		1,647	1,652,827
Lottomatica Group SpA, 4.875%, 1/31/31(14)	EUR	430	519,987
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		1,687	1,742,575
Motion Finco SARL:
7.375%, 6/15/30(14)	EUR	300	332,415
8.375%, 2/15/32(1)		1,313	1,203,659
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	1,505,011
Voyager Parent LLC, 9.25%, 7/1/32(1)		3,155	3,284,518
			$ 22,575,414

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Financial Intermediaries — 0.3%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(15)(17)		2,198	$ 2,129,066
Alpha Holding SA de CV:
9.00%, 2/10/25(1)(18)		721	5,409
10.00%, 12/19/22(1)(18)		188	2,354
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		1,234	1,108,680
			$ 3,245,509
Financial Services — 0.2%
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25(14)		2,600	$ 2,548,792
			$ 2,548,792
Food Products — 0.6%
Ingles Markets, Inc., 4.00%, 6/15/31(1)		1,502	$ 1,403,606
Irca SpA/Gallarate, 5.725%, (3 mo. EURIBOR + 3.75%), 12/15/29(2)(14)	EUR	130	153,882
La Doria SpA, 6.686%, (3 mo. EURIBOR + 4.50%), 11/12/29(2)(14)	EUR	200	236,645
Market Bidco Finco PLC, 4.75%, 11/4/27(14)	EUR	125	146,907
Pilgrim's Pride Corp.:
3.50%, 3/1/32		1,979	1,783,480
6.875%, 5/15/34		1,240	1,359,602
Post Holdings, Inc., 6.25%, 2/15/32(1)		1,176	1,210,027
Premier Foods Finance PLC, 3.50%, 10/15/26(14)	GBP	125	170,369
Quatrim SAS, 8.50% PIK, 1/15/28(14)	EUR	14	16,206
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		1,425	1,399,733
			$ 7,880,457
Food Service — 1.2%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,858,319
4.00%, 10/15/30(1)		2,705	2,523,545
4.375%, 1/15/28(1)		1,014	995,333
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(1)(16)		2,574	2,762,467
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		1,375	1,350,869
7.625%, 7/1/29(1)		2,278	2,376,665
U.S. Foods, Inc., 4.75%, 2/15/29(1)		1,837	1,806,517
Yum! Brands, Inc., 3.625%, 3/15/31		603	557,266
			$ 14,230,981
Security	Principal Amount* (000's omitted)		Value
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		1,028	$ 1,011,625
5.875%, 2/15/28(1)		2,145	2,144,574
			$ 3,156,199
Forest Products & Paper — 0.1%
WEPA Hygieneprodukte GmbH, 5.625%, 1/15/31(14)	EUR	660	$ 812,649
			$ 812,649
Health Care — 3.2%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		337	$ 328,909
Bausch & Lomb Corp., 5.872%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(14)	EUR	100	118,755
Cerba Healthcare SACA, 3.50%, 5/31/28(14)	EUR	516	442,507
Chrome Holdco SAS, 5.00%, 5/31/29(14)	EUR	200	55,796
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		1,213	968,192
Concentra Health Services, Inc., 6.875%, 7/15/32(1)		480	497,575
Encompass Health Corp.:
4.625%, 4/1/31		683	661,437
4.75%, 2/1/30		639	631,391
Ephios Subco 3 SARL, 7.875%, 1/31/31(14)	EUR	160	203,569
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		978	886,484
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		4,006	4,234,907
IQVIA, Inc.:
2.25%, 1/15/28(14)	EUR	250	287,189
2.25%, 3/15/29(14)	EUR	300	338,947
2.875%, 6/15/28(14)	EUR	100	116,435
5.00%, 10/15/26(1)		850	849,695
5.00%, 5/15/27(1)		685	683,132
6.25%, 6/1/32(1)		1,904	1,956,299
6.50%, 5/15/30(1)		825	851,134
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		2,888	2,694,215
9.875%, 8/15/30(1)		825	893,440
10.00%, 6/1/32(1)		375	387,343
Medline Borrower LP, 5.25%, 10/1/29(1)		5,431	5,392,629
Mehilainen Yhtiot OYJ:
5.125%, 6/30/32(1)	EUR	100	118,450
5.406%, (3 mo. EURIBOR + 3.375%), 6/30/32(1)(2)	EUR	100	118,317

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,743	$ 1,622,315
3.875%, 5/15/32(1)		1,287	1,172,328
6.25%, 1/15/33(1)		885	901,393
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,991	1,917,755
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		806	822,331
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		1,700	1,846,175
Tenet Healthcare Corp.:
4.375%, 1/15/30		187	181,163
5.125%, 11/1/27		1,607	1,605,474
6.125%, 10/1/28		1,593	1,596,227
6.875%, 11/15/31		878	944,491
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		2,195	2,266,750
Varex Imaging Corp., 7.875%, 10/15/27(1)		387	392,329
			$ 38,985,478
Health Care Technology — 0.4%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		4,789	$ 4,718,197
			$ 4,718,197
Home Furnishings — 0.2%
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		1,932	$ 1,758,552
4.00%, 4/15/29(1)		968	926,498
			$ 2,685,050
Homebuilders/Real Estate — 0.0%†
M/I Homes, Inc.:
3.95%, 2/15/30		210	$ 197,301
4.95%, 2/1/28		252	250,577
			$ 447,878
Industrial Equipment — 0.2%
Alstom SA, 5.868% to 5/29/29(14)(15)(17)	EUR	200	$ 248,403
Madison IAQ LLC, 5.875%, 6/30/29(1)		1,286	1,265,937
TK Elevator Holdco GmbH, 6.625%, 7/15/28(14)	EUR	270	319,365
TK Elevator Midco GmbH, 4.375%, 7/15/27(14)	EUR	525	619,159
			$ 2,452,864
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		370	$ 377,344
6.75%, 10/15/27(1)		2,323	2,326,450
Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer: (continued)
7.00%, 1/15/31(1)		808	$ 836,413
7.375%, 10/1/32(1)		285	294,138
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,510	1,468,384
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	449,088
Galaxy Bidco Ltd., 8.125%, 12/19/29(14)	GBP	400	560,745
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		1,539	1,641,540
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		3,202	3,328,178
Ryan Specialty LLC, 5.875%, 8/1/32(1)		1,398	1,409,892
			$ 12,692,172
Internet Software & Services — 0.8%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		655	$ 627,353
6.125%, 12/1/28(1)		1,854	1,706,805
Cars.com, Inc., 6.375%, 11/1/28(1)		1,770	1,775,905
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		1,727	1,546,356
Science Applications International Corp., 4.875%, 4/1/28(1)		1,487	1,464,875
Snap, Inc., 6.875%, 3/1/33(1)		1,965	2,017,566
United Group BV:
6.393%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(14)	EUR	100	117,895
6.50%, 10/31/31(1)	EUR	245	292,620
6.75%, 2/15/31(14)	EUR	120	145,196
			$ 9,694,571
Leisure Goods/Activities/Movies — 1.7%
Acushnet Co., 7.375%, 10/15/28(1)		1,142	$ 1,191,765
Carnival Corp.:
5.75%, 3/1/27(1)		1,316	1,327,688
5.75%, 1/15/30(14)	EUR	100	125,742
6.00%, 5/1/29(1)		3,362	3,399,207
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,481	1,475,049
7.00%, 8/1/32(1)		1,015	1,054,494
NCL Corp. Ltd.:
5.875%, 3/15/26(1)		411	413,143
5.875%, 2/15/27(1)		517	519,514
6.75%, 2/1/32(1)		1,425	1,456,711
7.75%, 2/15/29(1)		433	460,672
NCL Finance Ltd., 6.125%, 3/15/28(1)		704	715,893
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,511	1,372,630

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
Royal Caribbean Cruises Ltd.:
6.00%, 2/1/33(1)		1,626	$ 1,658,361
6.25%, 3/15/32(1)		680	699,384
TUI AG, 5.875%, 3/15/29(14)	EUR	600	735,041
TUI Cruises GmbH, 6.25%, 4/15/29(14)	EUR	250	307,457
Viking Cruises Ltd.:
5.875%, 9/15/27(1)		2,472	2,474,927
7.00%, 2/15/29(1)		658	664,182
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		422	420,206
			$ 20,472,066
Lodging and Casinos — 0.3%
Essendi SA:
5.50%, 11/15/31(14)	EUR	454	$ 544,970
5.625%, 5/15/32(1)	EUR	130	154,699
6.375%, 10/15/29(14)	EUR	165	204,119
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		2,098	2,178,264
TVL Finance PLC, 10.25%, 4/28/28(14)	GBP	220	302,527
			$ 3,384,579
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)		1,984	$ 2,119,348
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	235	284,933
Esab Corp., 6.25%, 4/15/29(1)		1,083	1,110,195
IMA Industria Macchine Automatiche SpA, 6.029%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(14)	EUR	150	178,115
			$ 3,692,591
Media — 1.0%
Arqiva Broadcast Finance PLC, 8.625%, 7/1/30(8)(14)	GBP	310	$ 431,466
CMG Media Corp., 8.875%, 6/18/29(1)		1,247	1,178,619
CSC Holdings LLC:
3.375%, 2/15/31(1)		1,080	749,260
4.125%, 12/1/30(1)		701	495,174
5.50%, 4/15/27(1)		855	817,031
11.75%, 1/31/29(1)		1,051	1,000,322
Gray Media, Inc., 5.375%, 11/15/31(1)		1,207	906,090
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		610	583,952
4.625%, 3/15/30(1)		925	884,135
7.375%, 2/15/31(1)		1,475	1,562,724
Security	Principal Amount* (000's omitted)		Value
Media (continued)
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)		896	$ 780,810
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)		160	112,550
8.125%, 2/15/33(1)		1,337	1,351,823
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(14)(16)	EUR	454	540,967
VZ Secured Financing BV, 5.00%, 1/15/32(1)		346	308,095
			$ 11,703,018
Metals/Mining — 1.5%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		2,998	$ 3,364,305
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)		490	494,397
8.00%, 7/1/30(1)		1,514	1,565,363
Constellium SE:
3.75%, 4/15/29(1)		1,970	1,852,575
5.625%, 6/15/28(1)		630	626,708
First Quantum Minerals Ltd.:
8.00%, 3/1/33(1)		730	749,666
9.375%, 3/1/29(1)		2,198	2,335,588
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,600	1,513,025
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,078,934
6.125%, 4/1/29(1)		489	496,981
Novelis Corp.:
3.25%, 11/15/26(1)		690	679,409
3.875%, 8/15/31(1)		1,169	1,051,340
4.75%, 1/30/30(1)		1,068	1,024,022
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(14)	EUR	600	687,525
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,467,003
			$ 18,986,841
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)		535	$ 551,510
6.25%, 3/15/33(1)		410	423,186
			$ 974,696
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,336,018
			$ 1,336,018

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Oil and Gas — 1.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	1,475	$ 1,548,276
Civitas Resources, Inc., 8.625%, 11/1/30(1)	2,273	2,309,488
EQT Corp.:
4.75%, 1/15/31(1)	1,086	1,069,551
6.50%, 7/1/27(1)	702	718,057
Matador Resources Co., 6.50%, 4/15/32(1)	1,400	1,401,653
Nabors Industries Ltd., 7.50%, 1/15/28(1)	665	593,725
Parkland Corp.:
4.50%, 10/1/29(1)	376	361,725
4.625%, 5/1/30(1)	1,501	1,438,493
Permian Resources Operating LLC:
5.375%, 1/15/26(1)	232	232,294
5.875%, 7/1/29(1)	2,252	2,262,224
6.25%, 2/1/33(1)	935	944,280
7.00%, 1/15/32(1)	1,214	1,259,291
Petroleos de Venezuela SA:
5.375%, 4/12/27(14)(18)	1,251	157,767
5.50%, 4/12/37(14)(18)	443	55,846
6.00%, 5/16/24(14)(18)	1,045	133,424
6.00%, 11/15/26(14)(18)	620	78,922
6.00%, 10/28/49(14)(18)	513	56,671
8.50%, 10/27/20(14)(18)	159	147,472
8.50%, 10/20/27	151	155,015
9.00%, 11/17/21(14)(18)	644	83,283
9.75%, 5/17/35(14)(18)	635	93,995
12.75%, 2/17/22(14)(18)	532	79,041
Petroleos Mexicanos:
6.75%, 9/21/47	600	434,950
6.84%, 1/23/30	1,000	966,719
6.875%, 8/4/26	200	200,170
Petronas Capital Ltd.:
2.48%, 1/28/32(14)	400	348,791
4.55%, 4/21/50(14)	310	262,888
Precision Drilling Corp.:
6.875%, 1/15/29(1)	932	921,448
7.125%, 1/15/26(1)	167	167,603
SM Energy Co., 7.00%, 8/1/32(1)	1,070	1,055,478
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	561	561,986
Transocean, Inc., 8.75%, 2/15/30(1)	566	582,092
Vital Energy, Inc.:
7.875%, 4/15/32(1)	409	350,020
9.75%, 10/15/30	815	738,336
Weatherford International Ltd., 8.625%, 4/30/30(1)	1,355	1,397,530
		$ 23,168,504
Security	Principal Amount* (000's omitted)		Value
Packaging & Containers — 0.7%
Ball Corp., 6.875%, 3/15/28		474	$ 485,361
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		1,732	1,778,580
8.75%, 4/15/30(1)		2,001	2,048,052
Kleopatra Finco SARL, 4.25%, 3/1/26(14)	EUR	140	155,037
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		1,382	1,418,018
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(1)	EUR	430	507,785
9.50%, 5/15/30(1)		2,020	2,066,617
Trivium Packaging Finance BV, 6.625%, 7/15/30(14)	EUR	100	121,982
			$ 8,581,432
Pharmaceuticals — 1.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)		4,674	$ 4,718,356
Bayer AG, 5.375% to 6/25/30, 3/25/82(14)(15)	EUR	500	593,444
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,547,574
Dolcetto Holdco SpA:
5.565%, 7/14/32(8)(14)	EUR	100	118,095
5.625%, 7/14/32(8)(14)	EUR	100	118,772
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		1,400	1,483,731
Grifols SA, 7.50%, 5/1/30(14)	EUR	389	480,495
Nidda Healthcare Holding GmbH, 5.625%, 2/21/30(1)	EUR	120	144,376
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(16)		909	922,735
Prestige Brands, Inc., 3.75%, 4/1/31(1)		752	693,469
Rossini SARL, 6.75%, 12/31/29(14)	EUR	310	386,308
Teva Pharmaceutical Finance Netherlands II BV, 4.125%, 6/1/31	EUR	400	473,202
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		3,621	2,608,085
6.00%, 12/1/32		1,125	1,149,864
			$ 16,438,506
Pipelines — 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		1,874	$ 1,872,880
Energy Transfer LP, 5.00%, 5/15/50		1,094	915,312
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		700	710,321
8.25%, 1/15/32(1)		1,317	1,386,139
Kinetik Holdings LP, 5.875%, 6/15/30(1)		2,308	2,329,026

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)		574	$ 580,352
8.375%, 2/15/32(1)		574	576,194
Plains All American Pipeline LP, Series B, 8.698% to 7/30/25, (3 mo. SOFR + 4.372%)(2)(17)		1,912	1,920,822
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)		800	809,430
8.125%, 6/1/28(1)		1,174	1,214,114
8.375%, 6/1/31(1)		877	911,511
9.00% to 9/30/29(1)(15)(17)		1,865	1,814,922
9.50%, 2/1/29(1)		1,623	1,769,075
9.875%, 2/1/32(1)		355	383,609
Western Midstream Operating LP:
4.05%, 2/1/30		1,187	1,142,021
4.50%, 3/1/28		148	147,193
			$ 18,482,921
Publishing — 0.3%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		423	$ 425,840
7.375%, 9/1/31(1)		1,235	1,289,218
8.00%, 8/1/29(1)		1,879	1,914,461
			$ 3,629,519
Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)		2,088	$ 1,974,778
7.875%, 4/1/30(1)		1,227	1,267,680
			$ 3,242,458
Real Estate Investment Trusts (REITs) — 0.6%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	396	$ 489,978
Akelius Residential Property AB, 2.249% to 2/17/26, 5/17/81(14)(15)	EUR	200	230,437
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(14)	EUR	700	909,972
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		1,272	1,283,659
8.875%, 9/1/31(1)		907	974,676
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		2,048	2,175,435
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)		282	276,200
Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
Heimstaden Bostad AB, 3.375% to 1/15/26(14)(15)(17)	EUR	250	$ 291,585
Samhallsbyggnadsbolaget I Norden Holding AB, 2.375%, 8/4/26(14)	EUR	150	169,173
			$ 6,801,115
Retail — 1.3%
B&M European Value Retail SA, 8.125%, 11/15/30(14)	GBP	200	$ 293,335
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(14)	GBP	450	637,313
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		2,337	2,493,385
Dufry One BV, 2.00%, 2/15/27(14)	EUR	200	231,537
Duomo Bidco SpA, 6.404%, (3 mo. EURIBOR + 4.125%), 7/15/31(2)(14)	EUR	150	178,018
eG Global Finance PLC, 11.00%, 11/30/28(14)	EUR	220	286,360
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		1,897	1,985,987
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		1,582	1,464,931
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)		442	408,931
8.75%, 1/15/32(1)		506	431,744
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		1,328	1,282,891
6.375%, 1/15/30(1)		455	468,076
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		957	945,687
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		1,652	1,607,851
8.25%, 8/1/31(1)		262	278,773
Punch Finance PLC, 7.875%, 12/30/30(14)	GBP	110	153,924
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)		1,402	1,481,307
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	780,099
Waga Bondco Ltd., 8.50%, 6/15/30(14)	GBP	200	269,811
Walgreens Boots Alliance, Inc., 2.125%, 11/20/26	EUR	200	232,401
			$ 15,912,361
Retailers (Except Food and Drug) — 0.6%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		479	$ 494,179
6.75%, 7/1/36		437	444,857
6.95%, 3/1/33		1,027	1,058,651
Murphy Oil USA, Inc., 5.625%, 5/1/27		560	560,655

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retailers (Except Food and Drug) (continued)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)		3,290	$ 3,211,087
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,474,541
			$ 7,243,970
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	$ 1,494,930
			$ 1,494,930
Software — 0.6%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,260	$ 1,187,660
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		1,268	1,280,627
9.00%, 9/30/29(1)		2,620	2,718,133
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)		1,363	1,397,339
TeamSystem SpA:
5.00%, 7/1/31(1)(8)	EUR	300	353,527
5.779%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	170	200,859
5.779%, (3 mo. EURIBOR + 3.50%), 7/31/31(2)(14)	EUR	100	118,152
			$ 7,256,297
Software and Services — 0.1%
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	$ 1,215,694
			$ 1,215,694
Specialty Retail — 0.0%†
Fiber Midco SpA:
10.00% PIK, 6/15/29(1)	EUR	155	$ 166,943
10.00% PIK, 6/15/29(14)	EUR	300	323,115
			$ 490,058
Steel — 0.5%
Allegheny Ludlum LLC, 6.95%, 12/15/25		465	$ 470,256
ATI, Inc., 5.875%, 12/1/27		320	321,759
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,157,004
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		1,325	1,245,026
7.50%, 9/15/31(1)		1,610	1,554,133
TMS International Corp., 6.25%, 4/15/29(1)		1,365	1,298,978
			$ 6,047,156
Security	Principal Amount* (000's omitted)		Value
Technology — 0.4%
International Game Technology PLC:
4.125%, 4/15/26(1)		892	$ 892,065
5.25%, 1/15/29(1)		3,110	3,084,060
6.25%, 1/15/27(1)		976	988,155
			$ 4,964,280
Telecommunications — 1.7%
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)		1,280	$ 1,310,448
Ciena Corp., 4.00%, 1/31/30(1)		1,883	1,785,792
EchoStar Corp., 10.75%, 11/30/29		1,213	1,250,421
Fibercop SpA:
7.20%, 7/18/36(1)		235	230,202
7.75%, 1/24/33	EUR	140	190,302
Iliad Holding SASU:
5.375%, 4/15/30(14)	EUR	100	121,269
6.875%, 4/15/31(14)	EUR	200	251,793
7.00%, 4/15/32(1)		915	938,635
8.50%, 4/15/31(1)		720	770,778
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)		254	221,615
4.50%, 4/1/30(1)		823	748,578
4.875%, 6/15/29(1)		220	206,978
Lorca Telecom Bondco SA, 4.00%, 9/18/27(14)	EUR	643	757,962
Odido Group Holding BV, 5.50%, 1/15/30(14)	EUR	245	289,004
PLT VII Finance SARL, 5.475%, (3 mo. EURIBOR + 3.50%), 6/15/31(2)(14)	EUR	100	118,090
Sable International Finance Ltd., 7.125%, 10/15/32(1)		822	824,899
Stagwell Global LLC, 5.625%, 8/15/29(1)		1,987	1,902,681
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(14)	EUR	126	148,974
Summer (BC) Holdco B SARL, 6.393%, (3 mo. EURIBOR + 4.25%), 2/15/30(1)(2)	EUR	100	116,910
Telefonica Europe BV:
2.88% to 2/24/28(14)(15)(17)	EUR	200	230,466
7.125% to 8/23/28(14)(15)(17)	EUR	400	517,147
Vmed O2 U.K. Financing I PLC:
4.00%, 1/31/29(14)	GBP	100	127,920
4.50%, 7/15/31(14)	GBP	100	123,325
4.75%, 7/15/31(1)		976	903,436
5.625%, 4/15/32(14)	EUR	325	393,266
7.75%, 4/15/32(1)		645	671,056
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(14)(15)	EUR	400	470,066
4.875% to 7/30/25, 10/3/78(14)(15)	GBP	350	480,135
8.00% to 5/30/31, 8/30/86(14)(15)	GBP	200	298,811

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Zegona Finance PLC:
6.75%, 7/15/29(14)	EUR	550	$ 690,049
8.625%, 7/15/29(1)		2,950	3,155,010
			$ 20,246,018
Transportation — 0.5%
Edge Finco PLC, 8.125%, 8/15/31(14)	GBP	550	$ 787,757
Seaspan Corp., 5.50%, 8/1/29(1)		1,911	1,818,329
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)		697	739,312
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		2,255	2,358,856
			$ 5,704,254
Utilities — 1.4%
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	$ 1,064,973
4.625%, 2/1/29(1)		680	672,039
5.00%, 2/1/31(1)		910	900,845
5.125%, 3/15/28(1)		1,511	1,510,251
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		838	782,982
NRG Energy, Inc.:
3.625%, 2/15/31(1)		1,107	1,019,552
3.875%, 2/15/32(1)		1,466	1,347,260
5.25%, 6/15/29(1)		673	669,760
6.00%, 2/1/33(1)		1,190	1,202,603
6.25%, 11/1/34(1)		795	810,481
10.25% to 3/15/28(1)(15)(17)		1,753	1,947,709
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)		1,497	1,482,771
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)		939	915,805
5.00%, 7/31/27(1)		1,698	1,697,043
6.875%, 4/15/32(1)		1,405	1,469,815
			$ 17,493,889
Total Corporate Bonds (identified cost $610,790,739)			$ 617,528,237

Preferred Stocks — 0.0%†
Security	Shares	Value
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(11)	10,002	$ 230,046
Series G1(11)	6,910	158,930
Total Preferred Stocks (identified cost $346,696)		$ 388,976

Senior Floating-Rate Loans — 46.2%(19)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.8%
Aernnova Aerospace SAU, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	1,000	$ 1,179,841
Air Comm Corp. LLC:
Term Loan, 7.30%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		1,404	1,412,949
Term Loan, 12/11/31(20)		117	118,041
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.73%, (3 mo. USD Term SOFR + 4.50%), 2/11/32		648	649,996
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(10)(18)		216	173,689
Novaria Holdings LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 6/6/31		199	198,751
TransDigm, Inc.:
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/28/31		4,530	4,543,092
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/22/30		1,310	1,315,992
Vista Management Holding, Inc., Term Loan, 8.048%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		600	602,250
			$ 10,194,601
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		647	$ 649,256
Edge Finco PLC, Term Loan, 5.54%, (3 mo. EURIBOR + 3.50%), 8/22/31	EUR	500	591,049
			$ 1,240,305

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines — 0.0%†
SkyMiles IP Ltd., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/20/27		598	$ 602,517
			$ 602,517
Apparel & Luxury Goods — 0.2%
Gloves Buyer, Inc., Term Loan, 8.321%, (1 mo. USD Term SOFR + 4.00%), 5/24/32		2,125	$ 2,087,812
Hanesbrands, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		647	649,733
			$ 2,737,545
Auto Components — 0.7%
Adient U.S. LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		549	$ 550,611
Autokiniton U.S. Holdings, Inc., Term Loan, 8.441%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		504	487,969
Clarios Global LP:
Term Loan, 4.929%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	913	1,075,149
Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		2,591	2,587,408
DexKo Global, Inc.:
Term Loan, 5.929%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	405	458,260
Term Loan, 5.929%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	595	672,991
Term Loan, 8.191%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		798	765,773
Garrett LX I SARL, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		627	631,224
Lippert Colipper, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		349	350,434
RealTruck Group, Inc., Term Loan, 9.441%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		667	609,571
			$ 8,189,390
Automobiles — 0.2%
MajorDrive Holdings IV LLC:
Term Loan, 8.557%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		432	$ 424,861
Term Loan, 9.946%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,596	1,578,416
			$ 2,003,277
Beverages — 0.1%
Celsius Holdings, Inc., Term Loan, 7.492%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		550	$ 553,919
Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
City Brewing Co. LLC:
Term Loan, 8.018%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		546	$ 150,038
Term Loan, 10.506%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		177	48,638
Term Loan - Second Lien, 0.00%, 4/5/28(18)		1,059	4,633
Sazerac Co., Inc., Term Loan, 6/25/32(21)		975	976,219
			$ 1,733,447
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 8.691%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		982	$ 984,856
			$ 984,856
Broadline Retail — 0.4%
Peer Holding III BV:
Term Loan, 5.23%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	1,500	$ 1,773,340
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,086	1,094,229
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,418	1,427,268
			$ 4,294,837
Building Products — 0.5%
LHS Borrower LLC, Term Loan, 9.177%, (1 mo. USD Term SOFR + 4.75%), 2/16/29		1,110	$ 1,023,245
MI Windows & Doors LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/28/31		1,262	1,266,554
Oscar AcquisitionCo LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		875	809,331
Sport Group Holding GmbH, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,000	1,182,739
Standard Industries, Inc., Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 9/22/28		364	365,608
Tarkett Participation, Term Loan, 5.73%, (3 mo. EURIBOR + 3.75%), 4/21/28	EUR	1,000	1,179,918
The Azek Group LLC, Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 9/26/31		721	722,728
			$ 6,550,123
Capital Markets — 1.3%
Advisor Group, Inc., Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 8/17/28		1,123	$ 1,126,456
Aretec Group, Inc., Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		1,681	1,686,425
Athena Holdco SAS, Term Loan, 5.23%, (3 mo. EURIBOR + 3.25%), 4/14/31	EUR	1,000	1,180,566

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28		761	$ 766,055
EIG Management Co. LLC, Term Loan, 9.322%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		402	400,309
FinCo I LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 6/27/29		1,204	1,210,036
Focus Financial Partners LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		4,271	4,266,298
Franklin Square Holdings LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		1,015	1,016,018
HighTower Holdings LLC, Term Loan, 7.26%, (3 mo. USD Term SOFR + 3.00%), 2/3/32		1,006	1,005,610
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		645	645,604
Mariner Wealth Advisors LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 12/31/30		973	976,516
Orion Advisor Solutions, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 9/24/30		620	624,314
Saphilux SARL, Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 7/18/28	EUR	500	592,777
Victory Capital Holdings, Inc., Term Loan, 6.609%, (3 mo. USD Term SOFR + 2.25%), 7/1/26		873	875,640
			$ 16,372,624
Chemicals — 2.0%
AAP Buyer, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 9/9/31		473	$ 472,920
Aruba Investments Holdings LLC, Term Loan, 5.929%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	958	1,088,976
Discovery Purchaser Corp., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		697	696,534
INEOS Enterprises Holdings II Ltd., Term Loan, 6.011%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	150	176,987
INEOS Finance PLC, Term Loan, 5.429%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	1,194	1,378,992
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.429%, (1 mo. EURIBOR + 4.50%), 4/2/29	EUR	1,000	1,123,306
Term Loan, 8.177%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		417	383,180
Term Loan, 8.677%, (1 mo. USD Term SOFR + 4.25%), 4/2/29		1,171	1,093,597
INEOS U.S. Finance LLC:
Term Loan, 6.927%, (1 mo. USD Term SOFR + 2.50%), 11/8/28		605	587,744
Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		1,042	996,796
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS U.S. Finance LLC: (continued)
Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		1,766	$ 1,697,364
Lonza Group AG:
Term Loan, 5.905%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	1,000	1,127,676
Term Loan, 8.321%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		1,684	1,546,521
Minerals Technologies, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		522	523,681
Momentive Performance Materials, Inc., Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		732	735,778
Nobian Finance BV, Term Loan, 7/1/29(21)	EUR	500	587,688
Nouryon Finance BV:
Term Loan, 5.736%, (3 mo. EURIBOR + 3.50%), 4/3/28	EUR	750	887,240
Term Loan, 7.51%, (3 mo. USD Term SOFR + 3.25%), 4/3/28		1,281	1,288,505
Olympus Water U.S. Holding Corp., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		2,036	2,016,112
Orion Engineered Carbons GmbH, Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.15%), 9/24/28		361	339,281
Rohm Holding GmbH:
Term Loan, 7.848%, (6 mo. EURIBOR + 5.25%), 7.598% cash, 0.25% PIK, 1/31/29	EUR	1,002	1,139,495
Term Loan, 9.737%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		904	873,472
SCUR-Alpha 1503 GmbH, Term Loan, 9.78%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		904	856,407
Tronox Finance LLC:
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		473	465,910
Term Loan, 6.796% - 6.827%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		1,735	1,702,068
W.R. Grace & Co.-Conn., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 9/22/28		1,086	1,088,567
			$ 24,874,797
Commercial Services & Supplies — 2.3%
Albion Financing 3 SARL, Term Loan, 7.321%, (3 mo. USD Term SOFR + 3.00%), 8/16/29		1,789	$ 1,794,508
Allied Universal Holdco LLC:
Term Loan, 5.679%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	963	1,137,088
Term Loan, 8.177%, (1 mo. USD Term SOFR + 3.75%), 5/12/28		2,638	2,653,099

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Anticimex International AB, Term Loan, 5.661%, (3 mo. EURIBOR + 3.65%), 11/16/28	EUR	1,000	$ 1,183,104
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28		199	200,794
Befesa SA, Term Loan, 4.436%, (3 mo. EURIBOR + 2.25%), 7/9/29	EUR	1,000	1,184,052
Belfor Holdings, Inc.:
Term Loan, 5.429%, (1 mo. EURIBOR + 3.50%), 11/1/30	EUR	1,000	1,180,896
Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 11/1/30		556	556,986
EnergySolutions LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		3,714	3,741,891
Flame Newco LLC, Term Loan, 10.427%, (1 mo. USD Term SOFR + 6.00%), 6.427% cash, 4.00% PIK, 6/30/28		215	214,555
Foundever Group, Term Loan, 5.68%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	333,172
Foundever Worldwide Corp., Term Loan, 8.191%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		1,829	1,012,195
Gategroup Fin Luxembourg SA, Term Loan, 5/28/32(21)		600	602,064
GFL Environmental, Inc., Term Loan, 6.824%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		1,500	1,502,812
Harsco Corp., Term Loan, 6.691%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		384	381,072
Heritage-Crystal Clean, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 10/17/30		690	693,092
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.574%, (1 mo. USD Term SOFR + 4.25%), 12/2/31		2,050	2,063,458
Luna 2.5 SARL, Term Loan, 6/28/32(21)	EUR	1,000	1,179,635
Minimax Viking GmbH:
Term Loan, 4.429%, (1 mo. EURIBOR + 2.50%), 3/17/32	EUR	1,500	1,770,787
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 3/17/32		600	603,375
Monitronics International, Inc., Term Loan, 12.057%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		1,413	1,394,932
Prime Security Services Borrower LLC, Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		943	944,419
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		648	652,966
TMF Group Holding BV:
Term Loan, 5.599%, (3 mo. EURIBOR + 3.25%), 5/3/28	EUR	1,000	1,182,857
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
TMF Group Holding BV: (continued)
Term Loan, 7.035%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		369	$ 371,137
			$ 28,534,946
Construction Materials — 0.6%
Knife River HoldCo, Term Loan, 6.31%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		249	$ 250,467
Quikrete Holdings, Inc.:
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		2,105	2,106,782
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		3,113	3,110,875
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		1,746	1,745,407
			$ 7,213,531
Consumer Finance — 0.2%
CPI Holdco B LLC, Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,216	$ 1,213,685
Global Blue Acquisition BV, Term Loan, 5.222%, (1 mo. EURIBOR + 3.25%), 12/5/30	EUR	1,000	1,182,003
			$ 2,395,688
Consumer Staples Distribution & Retail — 0.0%†
Cardenas Markets, Inc., Term Loan, 11.146%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		391	$ 360,705
			$ 360,705
Containers & Packaging — 0.4%
Altium Packaging LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		495	$ 494,176
Berlin Packaging LLC, Term Loan, 7.796% - 7.824%, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 6/7/31		1,210	1,215,334
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		468	467,269
Pregis TopCo Corp., Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		614	616,869
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.312%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		350	60,725

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Proampac PG Borrower LLC, Term Loan, 8.256% - 8.324%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		1,108	$ 1,113,839
Trivium Packaging BV, Term Loan, 6.48%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	500	588,534
			$ 4,556,746
Distributors — 0.4%
Parts Europe SA, Term Loan, 5.486%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	1,500	$ 1,774,338
Phillips Feed Service, Inc., Term Loan, 11.427%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(10)		104	63,587
Rubix Group Midco 3 Ltd., Term Loan, 6.138%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,000	1,182,969
Safic-Alcan SAS, Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 6/22/29	EUR	1,000	1,183,723
Winterfell Financing SARL, Term Loan, 7.124%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	500	587,049
			$ 4,791,666
Diversified Consumer Services — 0.7%
Amber Finco PLC, Term Loan, 5.23%, (3 mo. EURIBOR + 3.25%), 6/11/29	EUR	1,100	$ 1,298,745
Ascend Learning LLC:
Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		629	629,543
Term Loan - Second Lien, 10.177%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		1,646	1,651,867
Fugue Finance BV, Term Loan, 5.261%, (3 mo. EURIBOR + 3.25%), 1/9/32	EUR	1,000	1,178,469
KUEHG Corp., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 6/12/30		970	971,819
Lernen Bidco Ltd., Term Loan, 8.29%, (6 mo. USD Term SOFR + 4.00%), 10/27/31		547	551,585
Spring Education Group, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		1,340	1,346,921
Wand NewCo 3, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		1,103	1,099,703
			$ 8,728,652
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	1,000	$ 1,175,012
Sandy BidCo BV, Term Loan, 6.261%, (6 mo. EURIBOR + 3.85%), 8/17/29	EUR	1,000	1,165,747
			$ 2,340,759
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services — 0.9%
Altice France SA, Term Loan, 9.756%, (3 mo. USD Term SOFR + 5.50%), 8/15/28		1,055	$ 958,445
Anuvu Holdings 2 LLC:
Term Loan, 12.664%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(10)		897	328,826
Term Loan, 14.413%, (3 mo. USD Term SOFR + 10.00%), 8.413% cash, 6.00% PIK, 9/27/27(10)		349	279,422
Eircom Finco SARL, Term Loan, 4.712%, (1 mo. EURIBOR + 2.75%), 5/15/29	EUR	1,786	2,102,051
Lumen Technologies, Inc.:
Term Loan, 6.791%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		1,041	1,029,683
Term Loan, 6.791%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		1,041	1,029,277
Telenet International Finance SARL, Term Loan, 4.142%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	2,046,510
Virgin Media Bristol LLC, Term Loan, 7.676%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		1,150	1,141,444
Virgin Media SFA Finance Ltd., Term Loan, 4.392%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	600	700,342
Zayo Group Holdings, Inc., Term Loan, 5.179%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	948	1,045,419
			$ 10,661,419
Electric Utilities — 0.5%
Kohler Energy Co. LLC:
Term Loan, 6.73%, (3 mo. EURIBOR + 4.75%), 5/1/31	EUR	1,500	$ 1,771,343
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		2,084	2,089,326
MRP Buyer LLC:
Term Loan, 7.568%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,907	1,881,043
Term Loan, 6/4/32(20)		243	239,405
			$ 5,981,117
Electrical Equipment — 0.4%
Dynamo Newco II GmbH, Term Loan, 10/1/31(21)	EUR	500	$ 591,846
Nvent Electric PLC, Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		1,125	1,133,511
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		3,027	3,031,287
			$ 4,756,644
Electronic Equipment, Instruments & Components — 0.8%
Chamberlain Group, Inc., Term Loan, 7.677%, (1 mo. USD Term SOFR + 3.25%), 11/3/28		2,631	$ 2,638,648

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		946	$ 936,293
II-VI, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 7/2/29		751	752,877
Range Red Operating, Inc.:
Term Loan, 12.424%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		188	187,050
Term Loan - Second Lien, 12.424%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		788	784,645
Sector Alarm Holding AS, Term Loan, 5.511%, (3 mo. EURIBOR + 3.50%), 6/14/29	EUR	500	591,110
Talbot Participation SAS, Term Loan, 6/25/32(21)	EUR	1,000	1,181,638
Verifone Systems, Inc., Term Loan, 10.211%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		960	900,910
Verisure Holding AB, Term Loan, 4.98%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	1,000	1,180,053
Viavi Solutions, Inc., Term Loan, 7/30/32(21)		650	651,017
			$ 9,804,241
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc.:
Term Loan, 15.441%, (1 mo. USD Term SOFR + 11.00%), 4.441% cash, 11.00% PIK, 12/31/25(10)		130	$ 17,305
Term Loan, 15.441%, (1 mo. USD Term SOFR + 11.00%), 4.441% cash, 11.00% PIK, 12/31/25(10)		1,127	149,853
New Generation Gas Gathering LLC, Term Loan, 10.03%, (3 mo. USD Term SOFR + 5.75%), 9/30/29		2,067	2,072,583
PG Investment Co. 59 SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/26/31		1,390	1,395,887
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(20)		1,300	1,300,000
			$ 4,935,628
Engineering & Construction — 0.6%
American Residential Services LLC, Term Loan, 7.53%, (3 mo. USD Term SOFR + 3.25%), 2/2/32		552	$ 554,070
APi Group DE, Inc., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/3/29		1,248	1,249,356
Artera Services LLC, Term Loan, 8.796%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		420	353,348
Azuria Water Solutions, Inc.:
Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		892	896,087
Term Loan, 5/17/28(20)		65	65,260
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Construction Partners, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		522	$ 524,660
Holding Socotec, Term Loan, 5.23%, (3 mo. EURIBOR + 3.25%), 6/2/28	EUR	1,000	1,181,856
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30		1,710	1,722,657
Platea BC Bidco AB:
Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	417	493,505
Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 4/3/31(20)	EUR	83	98,701
			$ 7,139,500
Entertainment — 0.5%
City Football Group Ltd., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 7/22/30		1,331	$ 1,327,295
Playtika Holding Corp., Term Loan, 7.191%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		2,120	2,089,548
Pretzel Parent, Inc., Term Loan, 8.827%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		998	991,764
Renaissance Holding Corp., Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 4/5/30		933	850,277
Vue Entertainment International Ltd., Term Loan, 10.759%, (6 mo. EURIBOR + 8.50%), 2.359% cash, 8.40% PIK, 12/31/27	EUR	508	355,809
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	121	141,732
			$ 5,756,425
Financial Services — 0.6%
NCR Atleos LLC, Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		555	$ 559,451
Nuvei Technologies Corp., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 11/17/31		524	525,159
Orion U.S. Finco, Inc., Term Loan, 5/20/32(21)		725	728,081
Planet U.S. Buyer LLC, Term Loan, 7.33%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		1,188	1,194,386
Shift4 Payments LLC, Term Loan, 5/7/32(21)		250	252,305
Stepstone Group Midco 2 GmbH:
Term Loan, 6.673%, (6 mo. EURIBOR + 4.50%), 4/26/32	EUR	500	578,668
Term Loan, 8.608% - 8.651%, (3 mo. USD Term SOFR + 4.50%), 12/19/31		825	802,313
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		873	850,992

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Walker & Dunlop, Inc., Term Loan, 6.312%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		723	$ 726,803
WEX, Inc., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		823	822,296
			$ 7,040,454
Food Products — 1.3%
Artisan Newco BV, Term Loan, 6.324%, (3 mo. EURIBOR + 4.00%), 4/1/32	EUR	495	$ 586,531
CHG PPC Parent LLC:
Term Loan, 5.429%, (1 mo. EURIBOR + 3.50%), 12/8/28	EUR	2,000	2,361,791
Term Loan, 7.441%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		459	461,720
Del Monte Foods, Inc.:
Term Loan, 12.409%, (3 mo. USD Term SOFR + 8.00%), 8/2/28		188	171,255
Term Loan, 15.474%, (3 mo. USD Term SOFR + 11.00%), 12.474% cash, 3.00% PIK, 8/2/28		212	192,671
Term Loan - Second Lien, 8.71% - 8.724%, (3 mo. USD Term SOFR + 4.25%), 8/2/28		439	246,797
Froneri Lux Finco SARL:
Term Loan, 5.098%, (6 mo. EURIBOR + 2.50%), 9/30/31	EUR	1,275	1,483,114
Term Loan, 6.237%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		2,101	2,082,859
Monogram Food Solutions LLC, Term Loan, 8.441%, (1 mo. USD Term SOFR + 4.00%), 8/28/28		531	535,394
Newly Weds Foods, Inc., Term Loan, 6.562%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,200	1,200,000
Nomad Foods Europe Midco Ltd., Term Loan, 5.155%, (6 mo. EURIBOR + 2.50%), 6/24/28	EUR	3,000	3,545,849
Pegasus BidCo BV, Term Loan, 5.643%, (3 mo. EURIBOR + 3.50%), 7/12/29	EUR	940	1,112,479
POP Bidco SAS, Term Loan, 6.686%, (3 mo. EURIBOR + 4.50%), 11/26/31	EUR	500	592,509
United Petfood Finance BV, Term Loan, 5.171%, (6 mo. EURIBOR + 2.75%), 2/26/32	EUR	750	883,304
Valeo F1 Company Ltd. (Ireland), Term Loan, 6.129%, (6 mo. EURIBOR + 3.75%), 9/29/28	EUR	500	589,620
			$ 16,045,893
Ground Transportation — 0.1%
Student Transportation of America Holdings, Inc.:
Term Loan, 6/24/32(21)		60	$ 60,197
Term Loan, 6/24/32(21)		840	842,755
			$ 902,952
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		725	$ 725,891
Medline Borrower LP, Term Loan, 4.679%, (1 mo. EURIBOR + 2.75%), 10/23/28	EUR	1,000	1,178,793
			$ 1,904,684
Health Care Providers & Services — 3.0%
AEA International Holdings (Lux) SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,038	$ 1,040,345
Biogroup-LCD, Term Loan, 5.388%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	750	874,858
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.296%, (3 mo. USD Term SOFR + 8.00%), 10.046% cash, 2.25% PIK, 1/15/26		3,815	3,652,411
CCRR Parent, Inc., Term Loan, 8.697%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		503	220,713
Cerba Healthcare SAS, Term Loan, 5.629%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	450	396,482
Ceva Sante Animale:
Term Loan, 4.98%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	1,500	1,763,021
Term Loan, 7.05%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		395	396,003
CHG Healthcare Services, Inc., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		1,453	1,459,689
CNT Holdings I Corp., Term Loan, 6.78%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		672	674,674
Concentra Health Services, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		373	374,993
Electron BidCo, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		1,077	1,081,265
Elsan SAS, Term Loan, 5.475%, (3 mo. EURIBOR + 3.50%), 6/16/31	EUR	1,500	1,764,108
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		2,290	2,301,816
Hanger, Inc.:
Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,171	1,174,244
Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(20)		151	151,512
IVC Acquisition Ltd.:
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		1,010	1,016,129
Term Loan, 9.332%, (3 mo. GBP SONIA + 5.00%), 12/12/28	GBP	1,000	1,379,897

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		1,428	$ 769,669
Mehilainen Yhtiot Oy, Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	1,000	1,181,867
Midwest Physician Administrative Services LLC, Term Loan, 7.807%, (3 mo. USD Term SOFR + 3.25%), 3/12/28		1,305	1,220,000
National Mentor Holdings, Inc.:
Term Loan, 8.146% - 8.177%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		1,994	1,931,846
Term Loan, 8.146%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		58	56,487
Option Care Health, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		410	413,330
Pacific Dental Services LLC, Term Loan, 7.068%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		1,188	1,190,052
Phoenix Guarantor, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		1,570	1,577,141
Radnet Management, Inc., Term Loan, 6.58%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		718	719,659
Raven Acquisition Holdings LLC:
Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 11/19/31		1,513	1,513,442
Term Loan, 11/19/31(20)		108	108,374
Select Medical Corp., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		970	974,374
Sound Inpatient Physicians, Term Loan - Second Lien, 9.557%, (3 mo. USD Term SOFR + 5.00%), 8.057% cash, 1.50% PIK, 6/28/28		413	386,246
Surgery Center Holdings, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 12/19/30		931	935,221
Synlab Bondco PLC:
Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	587,135
Term Loan, 5.621%, (1 mo. EURIBOR + 3.75%), 12/20/30	EUR	125	147,628
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		1,399	1,391,473
U.S. Anesthesia Partners, Inc., Term Loan, 8.689%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		1,467	1,451,273
			$ 36,277,377
Health Care Technology — 0.3%
Imprivata, Inc., Term Loan, 7.321%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		517	$ 519,565
PointClickCare Technologies, Inc., Term Loan, 7.416%, (6 mo. USD Term SOFR + 3.25%), 11/3/31		647	650,391
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Press Ganey Holdings, Inc., Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 4/30/31		645	$ 647,073
Project Ruby Ultimate Parent Corp., Term Loan, 7.441%, (1 mo. USD Term SOFR + 3.00%), 3/10/28		1,008	1,010,492
Waystar Technologies, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/22/29		1,035	1,039,810
			$ 3,867,331
Hotels, Restaurants & Leisure — 1.8%
Betclic Everest Group, Term Loan, 5.388%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	500	$ 591,019
Caesars Entertainment, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		2,247	2,247,978
Carnival Corp., Term Loan, 6.312%, (1 mo. USD Term SOFR + 2.00%), 10/18/28		2,052	2,056,460
Fertitta Entertainment LLC, Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 1/27/29		4,076	4,075,874
Flutter Financing BV, Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		3,029	3,025,089
Four Seasons Hotels Ltd., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 11/30/29		996	1,002,893
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.287%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	1,850	2,192,306
Herschend Entertainment Co. LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		400	403,292
Horizon U.S. Finco LP, Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		1,044	1,027,928
IRB Holding Corp., Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 12/15/27		292	292,092
Ontario Gaming GTA LP, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		1,481	1,469,142
Scientific Games Holdings LP, Term Loan, 6.099%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,180,053
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		867	867,145
Voyager Parent LLC, Term Loan, 5/9/32(21)		875	867,221
Wyndham Hotels & Resorts, Inc., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 5/24/30		761	765,436
			$ 22,063,928
Household Durables — 1.3%
Libbey Glass, Inc., Term Loan, 10.933%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		9,264	$ 8,963,175

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Madison Safety & Flow LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 9/26/31		521	$ 522,691
PHRG Intermediate LLC, Term Loan, 8.333%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		950	947,625
Serta Simmons Bedding LLC:
Term Loan, 11.884%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		392	391,087
Term Loan, 11.91%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		3,611	3,314,608
Somnigroup International, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 10/24/31		1,586	1,590,814
			$ 15,730,000
Household Products — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		1,836	$ 1,650,676
Nobel Bidco BV, Term Loan, 5.389%, (6 mo. EURIBOR + 3.00%), 9/1/28	EUR	1,000	1,177,951
			$ 2,828,627
Independent Power and Renewable Electricity Producers — 0.1%
Invenergy Thermal Operating I LLC:
Term Loan, 5/17/32(21)		961	$ 969,466
Term Loan, 5/17/32(21)		64	64,631
			$ 1,034,097
Industrial Conglomerates — 0.2%
Ammeraal Beltech Holding BV, Term Loan, 6.98%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	942	$ 1,079,122
Cleanova U.S. Holdings LLC, Term Loan, 9.074%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		550	540,375
Rain Carbon GmbH, Term Loan, 7.023%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	901	1,051,855
			$ 2,671,352
Insurance — 1.8%
Alera Group, Inc., Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		1,875	$ 1,882,735
Alliant Holdings Intermediate LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/19/31		1,218	1,219,543
AmWINS Group, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		4,228	4,234,167
Broadstreet Partners, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 6/13/31		1,138	1,141,147
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Financiere CEP SAS, Term Loan, 5.929%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	1,750	$ 2,068,979
HUB International Ltd., Term Loan, 6.77%, (3 mo. USD Term SOFR + 2.50%), 6/20/30		4,512	4,530,682
IMA Financial Group, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		974	975,453
Ryan Specialty Group LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 9/15/31		1,244	1,245,305
Siaci Saint Honore, Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 11/16/28	EUR	1,000	1,181,172
Trucordia Insurance Holdings LLC, Term Loan, 7.564%, (1 mo. USD Term SOFR + 3.25%), 6/14/32		875	877,734
Truist Insurance Holdings LLC, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		276	276,266
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		3,003	3,001,802
			$ 22,634,985
Interactive Media & Services — 0.3%
Aragorn Parent Corp., Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 12/15/28		939	$ 946,013
Foundational Education Group, Inc., Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		531	485,196
Twitter, Inc., Term Loan, 10.927%, (1 mo. USD Term SOFR + 6.50%), 10/26/29		2,190	2,142,375
			$ 3,573,584
IT Services — 1.7%
Asurion LLC:
Term Loan, 7.691%, (1 mo. USD Term SOFR + 3.25%), 7/31/27		1,063	$ 1,063,117
Term Loan, 8.427%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		987	974,710
Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 9/19/30		3,027	2,955,361
Term Loan - Second Lien, 9.691%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		1,350	1,294,738
Endure Digital, Inc., Term Loan, 7.927%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		2,688	1,949,647
Gainwell Acquisition Corp., Term Loan, 8.396%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		3,009	2,906,026
Go Daddy Operating Co. LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		145	145,233
Informatica LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		2,588	2,601,818
Iron Mountain, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		858	858,828

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
NAB Holdings LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		1,086	$ 1,074,781
Plano HoldCo, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		599	570,071
Rackspace Finance LLC:
Term Loan, 10.679%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		1,449	1,456,690
Term Loan - Second Lien, 7.179%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		2,311	1,068,090
Sedgwick Claims Management Services, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 7/31/31		1,200	1,205,303
team.blue Finco SARL, Term Loan, 5.43%, (3 mo. EURIBOR + 3.45%), 9/30/29	EUR	1,000	1,180,407
			$ 21,304,820
Leisure Products — 0.1%
Accell Group NV, Term Loan, 9.468%, (3 mo. EURIBOR + 7.00%), 5/31/30	EUR	93	$ 90,675
Recess Holdings, Inc., Term Loan, 8.025%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		963	966,962
Sprint Holdco BV:
Term Loan, 9.468%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	85	43,674
Term Loan - Second Lien, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	49	5,455
Sprint MidCo BV:
Term Loan, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	82	3,368
Term Loan - Second Lien, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	57	3,688
			$ 1,113,822
Life Sciences Tools & Services — 0.2%
Loire Finco Luxembourg SARL:
Term Loan, 5.929%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	1,000	$ 1,184,023
Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		334	335,413
Normec 1 BV, Term Loan, 5.376%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	1,000	1,181,879
			$ 2,701,315
Machinery — 2.7%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.296%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		499	$ 497,503
American Trailer World Corp., Term Loan, 8.177%, (1 mo. USD Term SOFR + 3.75%), 3/3/28		612	502,645
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 14.427%, (1 mo. USD Term SOFR + 10.00%), 7.50% cash, 6.927% PIK, 2/8/30		1,997	$ 1,577,709
Term Loan - Second Lien, 9.677%, (1 mo. USD Term SOFR + 5.25%), 2/8/29		844	733,464
Conair Holdings LLC, Term Loan, 8.191%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		1,492	1,103,987
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		298	292,129
Crown Equipment Corp., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		1,047	1,047,595
Cube Industrials Buyer, Inc., Term Loan, 7.522%, (3 mo. USD Term SOFR + 3.25%), 10/17/31		424	426,719
Delachaux Group SA, Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	922	1,088,650
EMRLD Borrower LP:
Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 8/4/31		1,042	1,041,755
Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30		707	707,442
Engineered Machinery Holdings, Inc.:
Term Loan, 5.73%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	963	1,138,738
Term Loan, 5.98%, (3 mo. EURIBOR + 4.00%), 5/19/28	EUR	1,000	1,180,895
Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		2,579	2,597,285
Filtration Group Corp.:
Term Loan, 5.429%, (1 mo. EURIBOR + 3.50%), 10/21/28	EUR	1,184	1,397,947
Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 10/21/28		724	727,361
Gates Global LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		3,573	3,576,769
Icebox Holdco III, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 12/22/28		823	827,077
INNIO Group Holding GmbH, Term Loan, 5.502%, (3 mo. EURIBOR + 3.25%), 11/2/28	EUR	578	683,752
John Bean Technologies Corp., Term Loan, 6.427%, (1 mo. USD Term SOFR + 2.00%), 1/2/32		723	726,532
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 11/22/29	EUR	989	1,169,879
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		987	986,347
SPX Flow, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 4/5/29		942	946,032
Terex Corp., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 10/8/31		2,369	2,385,599

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
TK Elevator Midco GmbH:
Term Loan, 5.848%, (3 mo. EURIBOR + 3.25%), 4/30/30	EUR	1,500	$ 1,765,318
Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30		1,981	1,988,233
Zephyr German BidCo GmbH, Term Loan, 5.443%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	1,500	1,764,938
			$ 32,882,300
Marine Transportation — 0.1%
Boluda Towage SL, Term Loan, 5.539%, (3 mo. EURIBOR + 3.50%), 1/31/30	EUR	1,000	$ 1,184,912
			$ 1,184,912
Media — 0.4%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		246	$ 246,229
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		623	623,048
Charter Communications Operating LLC, Term Loan, 6.548%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		572	573,664
Emerald X, Inc., Term Loan, 8.077%, (1 mo. USD Term SOFR + 3.75%), 1/30/32		225	226,618
Fleet Midco I Ltd., Term Loan, 7.055%, (6 mo. USD Term SOFR + 2.75%), 2/21/31		658	660,267
Gray Television, Inc., Term Loan, 7.439%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		912	884,893
Hubbard Radio LLC, Term Loan, 8.827%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		538	314,691
iHeartCommunications, Inc., Term Loan, 10.216%, (1 mo. USD Term SOFR + 5.78%), 5/1/29		419	342,923
MJH Healthcare Holdings LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 1/29/29		489	490,910
			$ 4,363,243
Metals/Mining — 0.4%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(22)		416	$ 408,744
Arsenal AIC Parent LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		737	737,328
Navoi Mining & Metallurgical Co., Term Loan, 9.032%, (3 mo. USD Term SOFR + 4.76%), 4/23/27		91	90,959
Novelis Corp., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 3/11/32		948	949,994
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
PMHC II, Inc., Term Loan, 8.642%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		977	$ 856,093
WireCo WorldGroup, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		430	409,947
Zekelman Industries, Inc., Term Loan, 6.563%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		1,083	1,086,030
			$ 4,539,095
Oil, Gas & Consumable Fuels — 0.7%
Epic Crude Services LP, Term Loan, 7.256%, (3 mo. USD Term SOFR + 3.00%), 10/15/31		623	$ 626,296
Freeport LNG Investments LLLP, Term Loan, 7.519%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		622	623,268
GIP Pilot Acquisition Partners LP, Term Loan, 6.277%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		471	472,830
Hilcorp Energy I LP, Term Loan, 6.314%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		848	850,525
ITT Holdings LLC, Term Loan, 7.052%, (1 mo. USD Term SOFR + 2.73%), 10/11/30		786	789,096
Matador Bidco SARL, Term Loan, 8.677%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		1,529	1,538,280
Natgasoline LLC, Term Loan, 9.827%, (1 mo. USD Term SOFR + 5.50%), 3/29/30		522	519,762
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		1,008	1,008,888
Oxbow Carbon LLC, Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		486	482,252
UGI Energy Services LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 2/22/30		1,450	1,457,985
Whitewater Matterhorn Holdings LLC, Term Loan, 6.569%, (3 mo. USD Term SOFR + 2.25%), 6/16/32		500	500,417
			$ 8,869,599
Passenger Airlines — 0.0%†
WestJet Loyalty LP, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		494	$ 494,429
			$ 494,429
Personal Products — 0.1%
Rainbow Finco SARL, Term Loan, 5.71%, (6 mo. EURIBOR + 3.25%), 2/23/29	EUR	1,000	$ 1,176,555
			$ 1,176,555

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., Term Loan, 10.561%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		850	$ 821,644
Jazz Financing Lux SARL, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		1,010	1,015,139
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28		1,482	1,533,807
Nidda Healthcare Holding AG, Term Loan, 6.046%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	750	886,224
Recipharm AB, Term Loan, 6.093%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	1,000	1,175,341
			$ 5,432,155
Professional Services — 3.0%
AAL Delaware Holdco, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		695	$ 696,388
AlixPartners LLP:
Term Loan, 4.98%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	958	1,132,117
Term Loan, 6.941%, (1 mo. USD Term SOFR + 2.50%), 2/4/28		1,903	1,912,465
Amspec Parent LLC:
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		1,040	1,046,500
Term Loan, 12/22/31(20)		123	124,104
Term Loan, 12/22/31(21)		37	36,896
APFS Staffing Holdings, Inc., Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		243	227,768
Apleona Holding GmbH:
Term Loan, 5.636%, (3 mo. EURIBOR + 3.45%), 4/28/28	EUR	1,000	1,180,654
Term Loan, 4/10/32(21)	EUR	925	1,096,158
Term Loan, 4/10/32(21)	EUR	75	88,878
Beauparc, Term Loan, 5.094%, (3 mo. EURIBOR + 3.15%), 8/24/28	EUR	750	882,200
Camelot U.S. Acquisition LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		2,086	2,066,739
Citrin Cooperman Advisors LLC:
Term Loan, 7.316%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		1,268	1,269,234
Term Loan, 4/1/32(20)		82	81,886
CohnReznick LLP:
Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 3/31/32		589	587,250
Term Loan, 3/31/32(20)		136	135,938
CoreLogic, Inc., Term Loan, 7.941%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		2,015	1,997,549
Corporation Service Co., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		258	258,322
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Deerfield Dakota Holding LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/9/27		2,021	$ 1,968,795
EAB Global, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		222	218,577
Employbridge Holding Co.:
Term Loan, 9.796%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		966	754,457
Term Loan, 1/19/30(20)		405	316,712
Term Loan - Second Lien, 9.307%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		2,160	574,115
First Advantage Holdings LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 10/31/31		2,210	2,214,047
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	1,000	1,186,573
Genuine Financial Holdings LLC, Term Loan, 7.577%, (3 mo. USD Term SOFR + 3.25%), 9/27/30		393	374,553
Grant Thornton Advisors LLC:
Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		1,986	1,987,138
Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 6/2/31		1,475	1,479,241
iSolved, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 10/15/30		494	496,317
Mermaid Bidco, Inc.:
Term Loan, 5.892%, (3 mo. EURIBOR + 3.75%), 7/3/31	EUR	1,000	1,184,948
Term Loan, 7.51%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		871	873,239
Neptune Bidco U.S., Inc., Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		1,862	1,765,902
PHM Group Holding OYJ, Term Loan, 5.725%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	500	587,014
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.638%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	1,826	2,160,907
Tempo Acquisition LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		667	665,380
Teneo Holdings LLC, Term Loan, 9.077%, (1 mo. USD Term SOFR + 4.75%), 3/13/31		1,235	1,249,006
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		1,236	1,238,707
Vaco Holdings LLC, Term Loan, 9.446%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		265	243,946
			$ 36,360,620

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		2,975	$ 2,992,502
Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 1/31/30		1,168	1,175,485
Greystar Real Estate Partners LLC, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 8/21/30		590	591,763
			$ 4,759,750
Road & Rail — 0.3%
Hertz Corp.:
Term Loan, 8.033%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		714	$ 593,170
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		1,010	842,072
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		198	165,311
Kenan Advantage Group, Inc., Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,155	2,128,332
			$ 3,728,885
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 7.247%, (12 mo. USD Term SOFR + 3.10%), 2/1/29		1,237	$ 1,234,604
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(18)		354	138,739
MaxLinear, Inc., Term Loan, 6.686%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		286	265,714
MKS Instruments, Inc., Term Loan, 4.476%, (1 mo. EURIBOR + 2.50%), 8/17/29	EUR	1,462	1,725,381
			$ 3,364,438
Software — 5.6%
Applied Systems, Inc., Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/24/31		5,054	$ 5,081,580
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(18)		853	19,200
Term Loan, 0.00%, 10/25/29(18)		1,269	34,901
Term Loan, 11.046%, (3 mo. USD Term SOFR + 6.75%), 2/25/28		607	172,940
Athena BidCo GmbH, Term Loan, 5/31/32(21)	EUR	1,000	1,183,310
Boost Newco Borrower LLC:
Term Loan, 4.48%, (3 mo. EURIBOR + 2.50%), 1/31/31	EUR	1,493	1,761,768
Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		2,861	2,871,370
Boxer Parent Co., Inc.:
Term Loan, 5.511%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	480	565,734
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Boxer Parent Co., Inc.: (continued)
Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		2,952	$ 2,936,854
Cegid Group SAS, Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	1,000	1,179,623
Central Parent, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		2,241	1,876,952
Cloud Software Group, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 3/29/29		1,095	1,097,287
Cloudera, Inc.:
Term Loan, 8.177%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		3,770	3,634,140
Term Loan - Second Lien, 10.427%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		775	705,738
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(22)		275	274,447
Constant Contact, Inc., Term Loan, 8.518%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		1,693	1,626,864
Cornerstone OnDemand, Inc., Term Loan, 8.077%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		1,306	1,228,985
Dragon Buyer, Inc., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 9/30/31		1,418	1,422,306
Drake Software LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		2,034	2,029,390
ECI Macola Max Holding LLC, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 5/9/30		1,391	1,399,807
Ellucian Holdings, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 10/9/29		312	312,775
Epicor Software Corp., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		2,308	2,316,838
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		499	494,386
GoTo Group, Inc.:
Term Loan, 9.162%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		938	819,400
Term Loan - Second Lien, 9.162%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		589	213,569
IGT Holding IV AB, Term Loan, 5.13%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,000	1,178,687
IQN Holding Corp., Term Loan - Second Lien, 9.546%, (3 mo. USD Term SOFR + 5.25%), 7/16/32		375	378,906
Ivanti Software, Inc., Term Loan, 9.016% - 9.058%, (3 mo. USD Term SOFR + 4.75%), 6/1/29		697	581,036
Marcel LUX IV SARL:
Term Loan, 5.926%, (3 mo. EURIBOR + 3.75%), 11/12/30	EUR	1,500	1,777,695

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Marcel LUX IV SARL: (continued)
Term Loan, 7.76%, (1 mo. USD Term SOFR + 3.50%), 11/12/30		1,216	$ 1,224,201
McAfee LLC:
Term Loan, 5.686%, (3 mo. EURIBOR + 3.50%), 3/1/29	EUR	973	1,149,741
Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		2,730	2,657,309
Mosel Bidco SE, Term Loan, 5.73%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	750	886,652
OceanKey (U.S.) II Corp., Term Loan, 7.927%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		1,575	1,579,792
OID-OL Intermediate I LLC:
Term Loan, 8.733%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		901	756,475
Term Loan, 10.318%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		219	226,519
Open Text Corp., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		838	838,972
Polaris Newco LLC:
Term Loan, 5.679%, (1 mo. EURIBOR + 3.75%), 6/2/28	EUR	963	1,087,009
Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		2,744	2,678,016
Project Boost Purchaser LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 7/16/31		846	848,177
Proofpoint, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		2,413	2,417,523
Quartz Acquireco LLC, Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 6/28/30		737	740,559
Questel Unite SAS, Term Loan, 5.98%, (3 mo. EURIBOR + 4.00%), 3/5/32	EUR	500	590,595
RealPage, Inc.:
Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		2,767	2,751,290
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		449	450,152
Sabre GLBL, Inc.:
Term Loan, 8.677%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		166	164,538
Term Loan, 10.427%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		929	929,006
SolarWinds Holdings, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		2,050	2,009,431
UKG, Inc., Term Loan, 7.311%, (1 mo. USD Term SOFR + 3.00%), 2/10/31		4,192	4,212,543
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Veritas U.S., Inc., Term Loan, 16.796%, (3 mo. USD Term SOFR + 12.50%), 12/9/29		780	$ 785,681
Vision Solutions, Inc., Term Loan, 8.541%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		410	390,404
			$ 68,551,073
Specialty Retail — 1.1%
Applegreen Ireland, Term Loan, 7.186%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	500	$ 595,160
Apro LLC, Term Loan, 8.061%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		596	594,756
Boels Topholding BV, Term Loan, 4.664%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	862	1,017,952
EG Group Ltd., Term Loan, 6.454%, (3 mo. EURIBOR + 4.50%), 2/7/28	EUR	437	517,328
Etraveli Holding AB, Term Loan, 5.98%, (3 mo. EURIBOR + 4.00%), 11/2/28	EUR	937	1,109,039
Great Outdoors Group LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,341	2,341,209
Harbor Freight Tools USA, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,332	2,286,940
Homeserve USA Holding Corp., Term Loan, 6.318%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		889	890,696
Hoya Midco LLC, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 2/3/29		871	765,088
Les Schwab Tire Centers, Term Loan, 6.827% - 6.833%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		1,588	1,588,258
Speedster Bidco GmbH:
Term Loan, 5.879%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	1,000	1,182,769
Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		848	853,971
			$ 13,743,166
Technology Hardware, Storage & Peripherals — 0.0%†
Poseidon Bidco SASU, Term Loan, 6.98%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	750	$ 605,172
			$ 605,172
Trading Companies & Distributors — 1.7%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		2,317	$ 2,327,798
CD&R Hydra Buyer, Inc., Term Loan, 8.427%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		839	827,938

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Core & Main LP, Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31		370	$ 371,562
DXP Enterprises, Inc., Term Loan, 8.077%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		663	668,524
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 1/29/31		1,021	1,001,912
Herc Holdings, Inc., Term Loan, 6.324%, (3 mo. USD Term SOFR + 2.00%), 6/2/32		375	376,875
Kodiak Building Partners, Inc., Term Loan, 8.035%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		549	529,651
Paint Intermediate III LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		524	520,414
Patagonia Bidco Ltd., Term Loan, 9.709%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	1,000	1,219,517
PEARLS (Netherlands) Bidco BV, Term Loan, 5.686%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	1,000	1,176,484
Quimper AB, Term Loan, 6.078%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	1,875	2,207,675
Ramudden Global Group GmbH, Term Loan, 5.376%, (1 mo. EURIBOR + 3.50%), 12/10/29	EUR	1,000	1,156,783
Spin Holdco, Inc., Term Loan, 8.577%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		3,734	3,290,808
White Cap Buyer LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		3,410	3,396,537
Windsor Holdings III LLC:
Term Loan, 4.726%, (1 mo. EURIBOR + 2.75%), 8/1/30	EUR	500	584,558
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		1,130	1,131,911
			$ 20,788,947
Transportation Infrastructure — 0.1%
Brown Group Holding LLC:
Term Loan, 6.78% - 6.833%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		645	$ 646,529
Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		217	217,207
KKR Apple Bidco LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		169	168,796
			$ 1,032,532
Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27	5,073	$ 5,072,501
		$ 5,072,501
Total Senior Floating-Rate Loans (identified cost $571,238,523)		$ 566,380,579

Sovereign Government Bonds — 4.5%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.1%
Albania Government International Bonds:
3.50%, 11/23/31(14)	EUR	200	$ 229,198
4.75%, 2/14/35(14)	EUR	334	393,771
			$ 622,969
Angola — 0.1%
Angola Government International Bonds:
8.75%, 4/14/32(14)		250	$ 221,112
9.125%, 11/26/49(14)		683	530,387
9.375%, 5/8/48(14)		200	159,407
			$ 910,906
Argentina — 0.2%
Argentina Republic Government International Bonds:
0.75% to 7/9/27, 7/9/30(3)		545	$ 436,480
1.00%, 7/9/29		90	75,555
3.50% to 7/9/29, 7/9/41(3)		400	248,280
4.125% to 7/9/27, 7/9/35(3)		820	553,679
5.00%, 1/9/38		500	357,609
Provincia de Cordoba, 9.75%, 7/2/32(1)(8)		237	238,007
			$ 1,909,610
Armenia — 0.0%†
Republic of Armenia International Bonds, 6.75%, 3/12/35(14)		200	$ 194,807
			$ 194,807

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Azerbaijan — 0.0%†
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(14)		240	$ 215,117
			$ 215,117
Bahamas — 0.1%
Bahamas Government International Bonds:
6.625%, 5/15/33(14)		32	$ 29,258
8.25%, 6/24/36(1)		322	327,474
8.95%, 10/15/32(14)		400	429,092
			$ 785,824
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(14)	EUR	152	$ 163,471
4.95%, 1/22/35(14)	EUR	430	433,736
6.875%, 1/19/52(14)	EUR	500	492,415
7.96%, 2/13/38(14)		200	189,921
8.375%, 1/23/41(14)		200	192,487
			$ 1,472,030
Brazil — 0.2%
Brazil Government International Bonds:
3.875%, 6/12/30		800	$ 755,261
4.625%, 1/13/28		500	501,275
5.00%, 1/27/45		800	610,097
			$ 1,866,633
Bulgaria — 0.0%†
Bulgaria Government International Bonds, 5.00%, 3/5/37(14)		120	$ 117,434
			$ 117,434
Cameroon — 0.1%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(14)	EUR	400	$ 369,929
9.50%, 7/31/31(14)		877	819,776
			$ 1,189,705
Chile — 0.1%
Chile Government International Bonds:
2.55%, 7/27/33		1,200	$ 1,012,500
3.50%, 1/25/50		800	570,840
			$ 1,583,340
Security	Principal Amount* (000's omitted)		Value
Colombia — 0.1%
Colombia Government International Bonds:
3.25%, 4/22/32		600	$ 476,072
4.125%, 5/15/51		630	360,165
8.00%, 11/14/35		800	805,432
			$ 1,641,669
Costa Rica — 0.0%†
Costa Rica Government International Bonds, 6.55%, 4/3/34(14)		350	$ 366,067
			$ 366,067
Dominican Republic — 0.2%
Dominican Republic International Bonds:
4.50%, 1/30/30(14)		400	$ 380,780
4.875%, 9/23/32(14)		680	629,578
5.30%, 1/21/41(14)		150	129,690
5.95%, 1/25/27(14)		100	101,110
6.85%, 1/27/45(14)		400	396,700
7.45%, 4/30/44(14)		300	314,250
			$ 1,952,108
Ecuador — 0.1%
Ecuador Government International Bonds:
0.00%, 7/31/30(14)		400	$ 290,220
5.50% to 7/31/25, 7/31/35(3)(14)		430	313,143
6.90%, 7/31/30(14)		400	348,500
			$ 951,863
Egypt — 0.2%
Egypt Government International Bonds:
5.625%, 4/16/30(14)	EUR	400	$ 435,437
6.375%, 4/11/31(14)	EUR	400	437,600
7.053%, 1/15/32(14)		442	405,374
7.30%, 9/30/33(14)		200	177,916
7.625%, 5/29/32(14)		200	185,494
7.903%, 2/21/48(14)		481	369,910
8.50%, 1/31/47(14)		478	388,651
8.625%, 2/4/30(14)		314	317,807
			$ 2,718,189
El Salvador — 0.0%†
El Salvador Government International Bonds:
8.25%, 4/10/32(14)		230	$ 233,542

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
El Salvador (continued)
El Salvador Government International Bonds: (continued)
9.65%, 11/21/54(1)	252	$ 260,190
		$ 493,732
Ethiopia — 0.1%
Ethiopia International Bonds, 6.625%, 12/11/24(14)(18)	1,374	$ 1,265,797
		$ 1,265,797
Gabon — 0.0%†
Gabon Government International Bonds, 6.625%, 2/6/31(14)	200	$ 159,685
		$ 159,685
Ghana — 0.1%
Ghana Government International Bonds:
0.00%, 1/3/30(14)	73	$ 61,350
1.50%, 1/3/37(14)	88	40,491
5.00% to 7/3/28, 7/3/29(3)(14)	209	196,244
5.00% to 7/3/28, 7/3/35(3)(14)	1,260	983,665
		$ 1,281,750
Guatemala — 0.0%†
Guatemala Government Bonds:
5.375%, 4/24/32(14)	330	$ 323,047
6.55%, 2/6/37(14)	200	202,240
		$ 525,287
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(1)(14)	600	$ 630,450
		$ 630,450
Hungary — 0.1%
Hungary Government International Bonds:
2.125%, 9/22/31(14)	400	$ 333,355
5.50%, 3/26/36(14)	400	386,358
6.25%, 9/22/32(14)	700	731,831
		$ 1,451,544
India — 0.1%
Export-Import Bank of India:
2.25%, 1/13/31(14)	600	$ 527,764
Security	Principal Amount* (000's omitted)		Value
India (continued)
Export-Import Bank of India: (continued)
5.50%, 1/18/33(1)		230	$ 238,399
			$ 766,163
Iraq — 0.0%†
Iraq International Bonds, 5.80%, 1/15/28(14)		94	$ 92,942
			$ 92,942
Ivory Coast — 0.1%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(14)	EUR	662	$ 609,484
8.075%, 4/1/36(14)		332	320,875
			$ 930,359
Jamaica — 0.0%†
Jamaica Government International Bonds, 8.00%, 3/15/39		400	$ 471,676
			$ 471,676
Jordan — 0.0%†
Jordan Government International Bonds, 5.85%, 7/7/30(14)		468	$ 451,352
			$ 451,352
Kazakhstan — 0.0%†
Kazakhstan Government International Bonds, 4.714%, 4/9/35(14)		500	$ 487,285
			$ 487,285
Kenya — 0.0%†
Republic of Kenya Government International Bonds, 8.25%, 2/28/48(14)		200	$ 162,747
			$ 162,747
Kuwait — 0.0%†
Kuwait International Government Bonds, 3.50%, 3/20/27(14)		247	$ 243,676
			$ 243,676
Lebanon — 0.1%
Lebanon Government International Bonds:
5.80%, 4/14/20(14)(18)		473	$ 88,948
6.00%, 1/27/23(14)(18)		190	35,732
6.10%, 10/4/22(14)(18)		466	87,536
6.15%, 6/19/49(14)(18)		19	3,583

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.20%, 2/26/25(14)(18)		49	$ 9,286
6.25%, 5/27/22(14)(18)		68	12,745
6.25%, 11/4/24(14)(18)		32	6,044
6.25%, 6/12/25(14)(18)		44	8,248
6.375%, 3/9/20(14)(18)		858	161,347
6.40%, 5/26/23(14)(18)		879	166,104
6.60%, 11/27/26(14)(18)		10	1,881
6.65%, 4/22/24(14)(18)		177	33,298
6.65%, 11/3/28(14)(18)		29	5,446
6.85%, 3/23/27(14)(18)		24	4,524
6.85%, 5/25/29(14)(18)		375	71,684
7.00%, 3/20/28(14)(18)		84	15,960
7.00%, 4/22/31(14)(18)		196	36,824
7.00%, 3/23/32(14)(18)		14	2,660
7.25%, 3/23/37(14)(18)		60	11,273
			$ 763,123
Mexico — 0.1%
Mexico Government International Bonds:
4.875%, 5/19/33		1,100	$ 1,040,270
5.00%, 4/27/51		700	544,600
			$ 1,584,870
Montenegro — 0.1%
Montenegro Government International Bonds:
4.875%, 4/1/32(14)	EUR	829	$ 968,470
7.25%, 3/12/31(14)		300	311,284
			$ 1,279,754
Morocco — 0.0%†
Morocco Government International Bonds, 3.00%, 12/15/32(14)		365	$ 309,438
			$ 309,438
Nigeria — 0.1%
Nigeria Government International Bonds:
7.696%, 2/23/38(14)		300	$ 260,428
8.747%, 1/21/31(14)		200	201,479
10.375%, 12/9/34(14)		920	969,935
			$ 1,431,842
Security	Principal Amount* (000's omitted)		Value
Oman — 0.2%
Oman Government International Bonds:
5.375%, 3/8/27(14)		200	$ 202,163
6.00%, 8/1/29(14)		400	419,935
6.25%, 1/25/31(14)		483	513,611
6.75%, 1/17/48(14)		230	237,974
7.375%, 10/28/32(14)		650	738,083
			$ 2,111,766
Pakistan — 0.0%†
Pakistan Government International Bonds:
6.875%, 12/5/27(14)		200	$ 189,299
7.375%, 4/8/31(14)		200	178,172
			$ 367,471
Paraguay — 0.1%
Paraguay Government International Bonds, 4.95%, 4/28/31(14)		577	$ 574,461
			$ 574,461
Peru — 0.1%
Peru Government International Bonds:
3.00%, 1/15/34		800	$ 675,880
3.30%, 3/11/41		700	521,150
5.875%, 8/8/54		200	193,376
			$ 1,390,406
Philippines — 0.1%
Philippines Government International Bonds:
4.75%, 3/5/35		600	$ 588,409
5.00%, 7/17/33		400	404,139
5.50%, 1/17/48		500	486,833
			$ 1,479,381
Romania — 0.3%
Romania Government International Bonds:
1.75%, 7/13/30(14)	EUR	57	$ 57,775
2.00%, 4/14/33(14)	EUR	47	42,491
2.625%, 12/2/40(14)	EUR	57	41,916
2.75%, 4/14/41(14)	EUR	45	33,146
2.875%, 4/13/42(14)	EUR	50	36,738
3.375%, 1/28/50(14)	EUR	28	19,945
3.875%, 10/29/35(14)	EUR	51	50,148
4.625%, 4/3/49(14)	EUR	257	226,887
5.125%, 6/15/48(14)		28	21,536

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
5.625%, 2/22/36(14)	EUR	85	$ 95,619
5.75%, 3/24/35(14)		1,346	1,246,449
5.875%, 7/11/32(14)	EUR	57	67,832
6.00%, 5/25/34(14)		28	26,922
6.00%, 9/24/44(14)	EUR	77	83,557
6.25%, 9/10/34(14)	EUR	58	69,089
6.75%, 7/11/39(14)	EUR	227	269,107
7.50%, 2/10/37(14)		648	674,179
7.625%, 1/17/53(14)		56	56,699
			$ 3,120,035
Serbia — 0.0%†
Serbia International Bonds, 2.125%, 12/1/30(14)		450	$ 380,737
			$ 380,737
Sri Lanka — 0.2%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(3)		359	$ 320,707
3.35% to 9/15/27, 3/15/33(1)(3)		470	380,528
3.60% to 12/15/27, 6/15/35(1)(3)		375	258,334
3.60% to 11/15/27, 5/15/36(1)(3)		330	269,222
3.60% to 8/15/27, 2/15/38(1)(3)		400	325,726
4.00%, 4/15/28(1)		338	318,097
			$ 1,872,614
Suriname — 0.2%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)		894	$ 1,007,538
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)		1,302	1,291,475
			$ 2,299,013
Trinidad and Tobago — 0.0%†
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(14)		300	$ 300,804
			$ 300,804
Tunisia — 0.0%†
Tunisian Republic, 6.375%, 7/15/26(14)	EUR	356	$ 415,291
			$ 415,291
Security	Principal Amount* (000's omitted)	Value
Ukraine — 0.2%
Ukraine Government International Bonds:
0.00%, GDP-Linked, 8/1/41(14)(23)	2,346	$ 1,680,933
0.00% to 2/1/27, 2/1/30(3)(14)	17	8,049
0.00% to 2/1/27, 2/1/34(3)(14)	250	95,624
0.00% to 2/1/27, 2/1/35(3)(14)	400	186,534
0.00% to 2/1/27, 2/1/36(3)(14)	300	142,272
1.75% to 8/1/25, 2/1/29(3)(14)	157	96,382
1.75% to 8/1/25, 2/1/34(3)(14)	300	154,345
1.75% to 8/1/25, 2/1/35(3)(14)	283	143,219
1.75% to 8/1/25, 2/1/36(3)(14)	250	121,984
		$ 2,629,342
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds:
3.125%, 4/16/30(14)	600	$ 575,107
3.875%, 4/16/50(14)	600	467,922
5.00%, 4/30/34(14)	700	729,830
		$ 1,772,859
Uruguay — 0.1%
Uruguay Government International Bonds:
5.10%, 6/18/50	400	$ 370,388
5.442%, 2/14/37	700	716,919
		$ 1,087,307
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(14)	490	$ 515,895
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(14)	300	295,301
		$ 811,196
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(14)(18)	412	$ 57,721
7.00%, 12/1/18(14)(18)	137	19,409
7.00%, 3/31/38(14)(18)	174	30,728
7.65%, 4/21/25(14)(18)	493	80,162
7.75%, 10/13/19(14)(18)	558	83,122
8.25%, 10/13/24(14)(18)	610	100,433
9.00%, 5/7/23(14)(18)	318	51,186
9.25%, 9/15/27(18)	400	81,500
9.25%, 5/7/28(14)(18)	300	53,189
9.375%, 1/13/34(18)	81	18,430
11.75%, 10/21/26(14)(18)	206	41,532

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
11.95%, 8/5/31(14)(18)	234	$ 43,440
12.75%, 8/23/22(14)(18)	459	83,342
13.625%, 8/15/18(18)	41	7,794
		$ 751,988
Zambia — 0.0%†
Zambia Government International Bonds:
0.50%, 12/31/53(14)	167	$ 115,048
5.75% to 6/30/31, 6/30/33(3)(14)	100	92,434
		$ 207,482
Total Sovereign Government Bonds (identified cost $52,739,140)		$ 54,853,896

Sovereign Loans — 0.3%
Borrower/Description	Principal Amount* (000's omitted)		Value
Argentina — 0.0%†
Provincia De Neuquen, Term Loan, 11.741%, (1 mo. USD Term SOFR + 7.30%), 5/28/27		145	$ 146,806
			$ 146,806
Bahamas — 0.1%
Commonwealth of the Bahamas, Term Loan, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	578	$ 681,423
			$ 681,423
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(2)		2,336	$ 2,337,875
			$ 2,337,875
Total Sovereign Loans (identified cost $3,114,552)			$ 3,166,104

U.S. Government Agency Mortgage-Backed Securities — 17.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 8/1/52	$36,453	$ 35,982,850
5.50%, 5/1/32	175	179,370
6.50%, 6/17/28	4	3,601
7.00%, 10/17/27	3	2,606
7.50%, with various maturities to 2035	243	255,840
8.00%, with various maturities to 2030	4	3,410
9.00%, with various maturities to 2031	6	6,808
Federal National Mortgage Association:
4.50%, 7/1/42	2,200	2,175,595
4.503%, (COF + 1.319%), 10/1/36(24)	264	257,438
5.00%, with various maturities to 2040	2,214	2,238,628
5.50%, with various maturities to 2033	212	218,792
6.00%, 5/1/29	41	41,889
6.155%, (6 mo. RFUCCT + 1.542%), 9/1/37(24)	361	369,055
6.353%, (COF + 2.004%), 7/1/32(24)	276	280,834
6.50%, with various maturities to 2031	8	8,041
6.677%, (1 yr. CMT + 2.289), 8/1/36(24)	1,558	1,591,791
7.00%, with various maturities to 2029	81	83,111
7.50%, with various maturities to 2035	384	407,933
8.00%, with various maturities to 2027	3	2,737
8.003%, 9/15/27	3	2,696
8.272%, 9/20/28	1	1,252
8.468%, 10/15/29	0(25)	246
8.50%, 12/1/37	61	63,781
9.00%, 2/1/32	30	30,866
Government National Mortgage Association:
4.00%, 9/20/49	211	197,115
4.50%, with various maturities to 2052	2,234	2,153,845
5.00%, 6/20/52	12,770	12,631,634
5.50%, 30-Year, TBA(26)	10,950	10,962,589
5.50%, with various maturities to 2054	18,240	18,389,885
6.00%, 30-Year, TBA(26)	5,300	5,375,041
6.00%, with various maturities to 2054	13,900	14,286,758
6.50%, with various maturities to 2054	5,791	6,063,541
7.00%, with various maturities to 2054	156	158,962
7.50%, with various maturities to 2054	686	704,711
8.00%, with various maturities to 2054	856	879,735
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(26)	9,737	9,543,018
5.50%, 30-Year, TBA(26)	25,350	25,344,047

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security: (continued)
6.00%, 30-Year, TBA(26)	$60,700	$ 61,688,764
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $209,312,683)		$ 212,588,815

Warrants — 0.0%
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.0%
Casino Guichard Perrachon SA, Exp. 4/27/29(11)	32,288	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%†
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(10)	2,257,600	$ 0
		$ 0
Energy — 0.0%
Enviva LLC, Escrow Certificates(10)(11)	$1,391,000	$ 0
		$ 0
Engineering & Construction — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(10)(11)	$377,752	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(10)(11)	377,752	0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(10)(11)	$1,186,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(10)(11)	$649,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(10)(11)	1,550,000	0
		$ 0
Security	Principal Amount/ Shares	Value
Surface Transport — 0.0%†
Hertz Corp., Escrow Certificates(11)	$364,000	$ 85,540
		$ 85,540
Total Miscellaneous (identified cost $0)		$ 85,540

Short-Term Investments — 1.2%
Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(27)	11,641,330	$ 11,641,330
Total Affiliated Fund (identified cost $11,641,330)		$ 11,641,330

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 7/15/25(28)	$2,262	$ 2,258,352
0.00%, 7/17/25(28)	169	168,689
0.00%, 7/31/25(28)	164	163,433
0.00%, 8/14/25(28)	167	166,123
Total U.S. Treasury Obligations (identified cost $2,756,564)		$ 2,756,597
Total Short-Term Investments (identified cost $14,397,894)		$ 14,397,927
Total Investments — 175.3% (identified cost $2,174,930,575)		$ 2,147,623,766
Less Unfunded Loan Commitments — (0.2)%		$ (2,764,848)
Net Investments — 175.1% (identified cost $2,172,165,727)		$ 2,144,858,918
Other Assets, Less Liabilities — (92.7)%		$(1,135,747,725)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — 17.6%		$ 216,191,054
Net Assets Applicable to Common Shares — 100.0%		$ 1,225,302,247

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $782,158,422 or 63.8% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2025.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	When-issued, variable rate security whose interest rate will be determined after June 30, 2025.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate.
(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	Non-income producing security.
(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(13)	Restricted security.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $81,516,512 or 6.7% of the Fund's net assets applicable to common shares.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(17)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2025 the total value of unfunded loan commitments is $2,678,548.
(21)	This Senior Loan will settle after June 30, 2025, at which time the interest rate will be determined.
(22)	Fixed-rate loan.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2025.
(25)	Principal amount is less than $500.
(26)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(28)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	38,406	USD	44,758	9/17/25	$ 712
USD	198,807	EUR	170,591	9/17/25	(3,163)
USD	591,560	EUR	507,603	9/17/25	(9,412)
USD	640,898	EUR	549,938	9/17/25	(10,197)
USD	649,580	EUR	557,387	9/17/25	(10,335)
USD	769,164	EUR	660,000	9/17/25	(12,237)
USD	772,972	EUR	663,268	9/17/25	(12,298)
USD	782,825	EUR	671,722	9/17/25	(12,455)
USD	944,665	EUR	810,593	9/17/25	(15,030)
USD	1,408,397	EUR	1,208,509	9/17/25	(22,408)
					$(106,823)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	47,952,338	EUR	42,161,465	Standard Chartered Bank	7/2/25	$ —	$(1,711,787)
GBP	310,000	USD	425,193	HSBC Bank USA, N.A.	7/3/25	330	—
EUR	104,661	USD	121,823	HSBC Bank USA, N.A.	7/11/25	1,535	—
USD	364,111	EUR	318,170	HSBC Bank USA, N.A.	7/11/25	—	(10,899)
EUR	389,601	USD	439,616	Bank of America, N.A.	7/31/25	20,194	—
EUR	365,465	USD	418,109	Bank of America, N.A.	7/31/25	13,217	—
EUR	134,076	USD	152,029	Goldman Sachs International	7/31/25	6,208	—
EUR	611,891	USD	701,528	State Street Bank and Trust Company	7/31/25	20,632	—
EUR	251,805	USD	282,559	State Street Bank and Trust Company	7/31/25	14,623	—
EUR	133,576	USD	149,941	State Street Bank and Trust Company	7/31/25	7,707	—
EUR	145,612	USD	166,494	State Street Bank and Trust Company	7/31/25	5,359	—
EUR	142,083	USD	164,794	State Street Bank and Trust Company	7/31/25	2,893	—
EUR	42,049	USD	47,619	State Street Bank and Trust Company	7/31/25	2,008	—
EUR	106,272	USD	119,879	The Toronto-Dominion Bank	7/31/25	5,543	—
GBP	101,484	USD	139,381	Bank of America, N.A.	7/31/25	—	(62)
USD	87,448	EUR	76,300	Bank of America, N.A.	7/31/25	—	(2,602)
USD	116,887	EUR	102,250	Bank of America, N.A.	7/31/25	—	(3,790)
USD	280,085	EUR	244,313	Bank of America, N.A.	7/31/25	—	(8,255)
USD	293,000	EUR	255,728	Bank of America, N.A.	7/31/25	—	(8,812)
USD	1,225,623	EUR	1,069,377	Bank of America, N.A.	7/31/25	—	(36,465)
USD	12,095,437	EUR	10,556,788	Bank of America, N.A.	7/31/25	—	(363,771)
USD	311,361	EUR	271,526	Deutsche Bank AG	7/31/25	—	(9,096)
USD	224,720	EUR	197,434	Goldman Sachs International	7/31/25	—	(8,293)
USD	34,198	EUR	30,002	State Street Bank and Trust Company	7/31/25	—	(1,210)
USD	88,976	EUR	78,220	State Street Bank and Trust Company	7/31/25	—	(3,341)
USD	121,315	EUR	106,625	State Street Bank and Trust Company	7/31/25	—	(4,525)

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	293,001	EUR	255,727	State Street Bank and Trust Company	7/31/25	$ —	$ (8,810)
USD	328,649	EUR	286,912	State Street Bank and Trust Company	7/31/25	—	(9,967)
USD	12,095,522	EUR	10,556,788	State Street Bank and Trust Company	7/31/25	—	(363,685)
USD	13,567,062	EUR	11,844,106	State Street Bank and Trust Company	7/31/25	—	(411,449)
USD	84,427	EUR	74,379	The Royal Bank of Scotland PLC	7/31/25	—	(3,356)
USD	83,691	GBP	62,988	Bank of America, N.A.	7/31/25	—	(2,780)
USD	78,874	GBP	58,365	Citibank, N.A.	7/31/25	—	(1,251)
USD	7,322,844	GBP	5,459,136	Citibank, N.A.	7/31/25	—	(171,597)
USD	425,243	GBP	310,000	HSBC Bank USA, N.A.	7/31/25	—	(333)
USD	47,500	GBP	35,020	State Street Bank and Trust Company	7/31/25	—	(577)
USD	81,099	GBP	60,493	State Street Bank and Trust Company	7/31/25	—	(1,947)
USD	250,407	GBP	183,870	State Street Bank and Trust Company	7/31/25	—	(2,014)
USD	169,463	GBP	127,782	State Street Bank and Trust Company	7/31/25	—	(5,960)
USD	122,787	GBP	90,594	The Toronto-Dominion Bank	7/31/25	—	(1,583)
USD	49,598,469	EUR	42,161,465	Standard Chartered Bank	8/4/25	—	(174,011)
EUR	5,871,522	USD	6,797,288	Standard Chartered Bank	8/29/25	145,647	—
EUR	5,477,476	USD	6,353,340	The Royal Bank of Scotland PLC	8/29/25	123,644	—
GBP	150,000	USD	206,366	Citibank, N.A.	8/29/25	—	(397)
USD	3,296,389	EUR	2,891,835	Standard Chartered Bank	8/29/25	—	(123,136)
USD	5,749,502	EUR	5,061,084	State Street Bank and Trust Company	8/29/25	—	(235,109)
USD	14,312,652	EUR	12,596,477	State Street Bank and Trust Company	8/29/25	—	(582,381)
USD	16,829,002	EUR	14,808,864	State Street Bank and Trust Company	8/29/25	—	(682,127)
USD	13,579,579	EUR	11,750,019	The Royal Bank of Scotland PLC	8/29/25	—	(314,538)
USD	2,810,185	GBP	2,085,974	Standard Chartered Bank	8/29/25	—	(54,130)
USD	43,406,030	EUR	36,881,758	State Street Bank and Trust Company	9/30/25	—	(296,735)
						$369,540	$(5,620,781)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,796	Long	9/30/25	$ 195,764,000	$ 1,752,524
U.S. Ultra 10-Year Treasury Note	15	Long	9/19/25	1,713,984	48,633
Euro-Bobl	(16)	Short	9/8/25	(2,217,940)	7,727
Euro-Bund	(13)	Short	9/8/25	(1,993,034)	8,346
Euro-Buxl	(4)	Short	9/8/25	(559,479)	10,177
Euro-Schatz	(2)	Short	9/8/25	(252,670)	389
U.S. 2-Year Treasury Note	(816)	Short	9/30/25	(169,747,125)	(593,000)
U.S. 5-Year Treasury Note	(68)	Short	9/30/25	(7,412,000)	(95,117)
U.S. 10-Year Treasury Note	(90)	Short	9/19/25	(10,091,250)	(214,994)
U.S. Long Treasury Bond	(434)	Short	9/19/25	(50,113,438)	(1,311,424)

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra-Long Treasury Bond	(160)	Short	9/19/25	$ (19,060,000)	$ (608,493)
					$(995,232)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$158	1.00% (pays quarterly)(1)	4.49%	12/20/28	$(16,615)	$33,360	$16,745
Egypt	137	1.00% (pays quarterly)(1)	4.97	6/20/30	(21,832)	34,140	12,308
Total	$295				$(38,447)	$67,500	$29,053
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(1)	6/20/30	$1,231	$(1,737)	$(506)
Total				$1,231	$(1,737)	$(506)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Deutsche Bank AG	$ 271	1.00% (pays quarterly)(1)	2.65%	6/20/27	$ (8,256)	$13,853	$ 5,597
Ivory Coast	Deutsche Bank AG	312	1.00% (pays quarterly)(1)	2.65	6/20/27	(9,507)	15,971	6,464
Mexico	Citibank, N.A.	2,041	1.00% (pays quarterly)(1)	1.37	12/20/31	(41,709)	59,029	17,320
Petroleos Mexicanos	Goldman Sachs International	173	1.00% (pays quarterly)(1)	3.20	6/20/26	(3,538)	6,436	2,898
U.S. Single Family Rental	Goldman Sachs International	2,995	7.85% (pays annually)(1)	7.96	3/18/28	27,758	4,538	32,296
Total		$5,792				$(35,252)	$99,827	$64,575

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $6,087,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At June 30, 2025, the Fund owned the following security (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	44,272	$312,560	$868,838
Total Restricted Securities			$312,560	$868,838
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $20,894,572, which represents 1.7% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.225%, 6/15/47	$ 38,658	$ —	$ (38,892)	$3,169	$(2,941)	$ —	$ 13	$ —
Series 2015-C23, Class D, 4.311%, 7/15/50	2,572,543	—	—	—	(36,124)	2,539,978	32,182	$2,670,000
Series 2016-C29, Class D, 3.00%, 5/15/49	2,922,877	—	—	—	(214,286)	2,713,795	32,035	$3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,221,020	—	—	—	48,338	1,273,036	17,262	$1,600,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,565,511	—	—	—	152,331	2,726,433	29,113	$4,488,667
Short-Term Investments
Liquidity Fund, Institutional Class(1)	24,737,696	127,250,406	(140,346,772)	—	—	11,641,330	218,364	11,641,330
Total				$3,169	$(52,682)	$20,894,572	$328,969
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Limited Duration Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 143,811,562	$ —	$ 143,811,562
Closed-End Funds	21,338,645	—	—	21,338,645
Collateralized Mortgage Obligations	—	417,858,029	—	417,858,029
Commercial Mortgage-Backed Securities	—	82,748,995	—	82,748,995
Common Stocks	114,233	9,466,767	1,718,348	11,299,348
Convertible Bonds	—	1,177,113	—	1,177,113
Corporate Bonds	—	617,528,237	0	617,528,237
Preferred Stocks	—	388,976	—	388,976
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	562,603,049	1,012,682	563,615,731
Sovereign Government Bonds	—	54,853,896	—	54,853,896
Sovereign Loans	—	3,166,104	—	3,166,104
U.S. Government Agency Mortgage-Backed Securities	—	212,588,815	—	212,588,815
Warrants	—	0	—	0
Miscellaneous	—	85,540	0	85,540
Short-Term Investments:
Affiliated Fund	11,641,330	—	—	11,641,330
U.S. Treasury Obligations	—	2,756,597	—	2,756,597
Total Investments	$33,094,208	$2,109,033,680	$2,731,030	$2,144,858,918
Forward Foreign Currency Exchange Contracts	$ —	$ 370,252	$ —	$ 370,252
Futures Contracts	1,827,796	—	—	1,827,796
Swap Contracts	—	28,989	—	28,989
Total	$34,922,004	$2,109,432,921	$2,731,030	$2,147,085,955
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (5,728,316)	$ —	$ (5,728,316)
Futures Contracts	(2,823,028)	—	—	(2,823,028)
Swap Contracts	—	(101,457)	—	(101,457)
Total	$(2,823,028)	$ (5,829,773)	$ —	$ (8,652,801)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.